                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

         File No. 2-99222

         Pre-Effective Amendment No. ____

         Post-Effective Amendment No. 50                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

         File No. 811-4363

         Amendment No. 51

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             AMERICAN CENTURY TOWER
                     4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: July 29, 2005

It is proposed that this filing become effective:

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on July 29, 2005 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                   JULY 29, 2005

Your
American Century Investments
prospectus

INVESTOR CLASS

Capital Preservation Fund
Ginnie Mae Fund
Government Agency Money Market Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

INSTITUTIONAL CLASS

Inflation-Adjusted Bond Fund

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century
Investment Services, Inc., Distributor

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.*  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact  our  Investor  Services  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services

American Century Services, LLC

*    You'll notice that this  prospectus  includes  information  about  Investor
     Class and Institutional  Class shares.  Investor Class shares are available directly from American Century and  Institutional  Class shares are offered
     primarily   through    employer-sponsored    retirement    plans,    banks,
     broker-dealers and insurance companies.  Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS.......................................................X

FUND PERFORMANCE HISTORY.......................................................X

      Capital Preservation Fund and

      Government Agency Money Market Fund......................................X

      Ginnie Mae Fund, Government Bond Fund,
        Inflation-Adjusted Bond Fund and Short-Term Government Fund............X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

      Capital Preservation Fund and Government Agency Money
         Market Fund...........................................................X

      Ginnie Mae Fund..........................................................X

      Government Bond Fund.....................................................X

      Inflation-Adjusted Bond Fund.............................................X

      Short-Term Government Fund...............................................X

BASICS OF FIXED-INCOME INVESTING...............................................X

MANAGEMENT.....................................................................X

INVESTING WITH AMERICAN CENTURY................................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

MULTIPLE CLASS INFORMATION.....................................................X

FINANCIAL HIGHLIGHTS...........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income and investment  returns by investing in various types of
U.S.  government  securities.

Inflation-Adjusted  Bond seeks to provide total return and inflation  protection consistent with investment in inflation-indexed securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest most of their assets in DEBT SECURITIES issued or guaranteed by the U.S. government or its agencies or  instrumentalities.  Securities issued or guaranteed  by the  U.S.  Treasury  and  certain  U.S.  government  agencies  or instrumentalities, such as the Government National Mortgage Association ("Ginnie
Mae"),  are  supported  by the full  faith and  credit  of the U.S.  government.
Securities   issued  or  guaranteed  by  other  U.S.   government   agencies  or
instrumentalities,  such as the Federal National Mortgage  Association  ("Fannie
Mae"),  the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  and the
Federal  Home Loan Bank  ("FHLB")  are not  guaranteed  by the U.S.  Treasury or supported by the full faith and credit of the U.S.  government.  However,  these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

               DEBT SECURITIES INCLUDE  FIXED-INCOME  INVESTMENTS SUCH AS NOTES,
          BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

The following chart shows the differences  among the funds' primary  investments and  principal  risks.  It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds.

FUND                   PRIMARY INVESTMENTS             PRINCIPAL RISKS

Capital Preservation   Short-term U.S. Treasury        Lowest credit risk
                       securities that mature          Lowest interest rate risk
                       in 397 days or less

Ginnie Mae             Ginnie Maes, which are          Very low credit risk
                       mortgage-backed securities      Moderate interest rate risk
                       issued by the Government        Prepayment risk
                       National Mortgage Association

Government Agency      Short-term U.S. government      Low credit risk
Money Market           securities that mature in       Lowest interest rate risk
                       397 days or less

Government Bond        U.S. government                 Low credit risk
                       securities of any maturity      Moderate interest rate risk(1)
                                                       Prepayment risk

Inflation-Adjusted     Inflation-indexed               Moderate credit risk
Bond                   U.S. securities                 Moderate interest rate risk

Short-Term             U.S. government securities      Low credit risk
Government             that mature in three            Low interest rate risk
                       years or less                   Prepayment risk

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET  CONDITIONS,  AND IT
     MAY FLUCTUATE AS THE PORTFOLIO MANAGERS  REPOSITION THE FUND IN RESPONSE TO
     CHANGING MARKET CONDITIONS.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

A more detailed description of the funds' investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUNDS
          (CAPITAL  PRESERVATION  AND  GOVERNMENT  AGENCY MONEY  MARKET) SEEK TO
          PRESERVE  THE  VALUE OF YOUR  INVESTMENT  AT $1.00  PER  SHARE,  IT IS
          POSSIBLE TO LOSE MONEY BY INVESTING IN THEM.

FUND PERFORMANCE HISTORY

CAPITAL PRESERVATION FUND
GOVERNMENT AGENCY MONEY MARKET FUND

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the funds'  Investor  Class shares for each of the last 10 calendar  years.  It indicates the  volatility of the funds' historical  returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

INVESTOR CLASS(1)
[data from bar chart]

         Capital          Government Agency
         Preservation       Money Market

2004        0.82%               0.94%
2003        0.68%               0.73%
2002        1.35%               1.45%
2001        3.78%               3.89%
2000        5.68%               5.99%
1999        4.42%               4.73%
1998        4.92%               5.07%
1997        4.97%               5.07%
1996        4.85%               4.93%
1995        5.32%               5.50%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUNDS' INVESTOR CLASS YEAR-TO-DATE RETURNS WERE CAPITAL  PRESERVATION,  XX%
     AND GOVERNMENT AGENCY MONEY MARKET, XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                      HIGHEST                   LOWEST

Capital Preservation                  1.47% (4Q 2000)           0.13% (1Q 2004)

Government Agency Money Market        1.55% (4Q 2000)           0.16% (4Q 2003)

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the funds'
Investor Class shares for the periods indicated.  As money market funds, Capital
Preservation  Fund and  Government  Agency Money Market Fund are not required to include after tax information.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004   1 YEAR   5 YEARS   10 YEARS

Capital Preservation                             0.82%    2.45%     3.66%

Government Agency Money Market                   0.94%    2.58%     3.81%

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past  performance  does not predict how the funds will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at americancentury.com.

GINNIE MAE FUND
GOVERNMENT BOND FUND
INFLATION-ADJUSTED BOND FUND
SHORT-TERM GOVERNMENT FUND

ANNUAL TOTAL RETURNS

The  following  bar charts show the  performance  of the funds'  Investor  Class shares for each of the last 10 calendar  years or for each full calendar year in the life of the class if less than 10 years. They indicate the volatility of the funds' historical  returns from year to year.  Account fees are not reflected in the charts below.  If they had been included,  returns would be lower than those shown.  The  returns of the  Institutional  Class  shares will differ from those shown in the charts depending on the expenses of that class.

GINNIE MAE FUND - INVESTOR CLASS(1)

2004               3.13%
2003               2.04%
2002               8.39%
2001               7.43%
2000              10.52%
1999               0.97%
1998               6.33%
1997               8.79%
1996               5.21%
1995              15.86%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT  CALENDAR  QUARTER,  GINNIE
     MAE'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                     HIGHEST                   LOWEST

Ginnie Mae                           4.95% (2Q 1995)           -2.39% (1Q 1994)
--------------------------------------------------------------------------------

GOVERNMENT BOND FUND -- INVESTOR CLASS(1)(2)
[data from bar chart]

2004               2.48%
2003               1.95%
2002              10.90%
2001               6.75%
2000              12.63%
1999              -2.05%
1998               8.94%
1997               8.38%
1996               4.08%
1995              13.70%

(1)  AS OF  JUNE  30,  2005,  THE  END  OF THE  MOST  RECENT  CALENDAR  QUARTER,
     GOVERNMENT BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS XX%.

(2)  PERFORMANCE INFORMATION PRIOR TO SEPTEMBER 3, 2002, IS THAT OF THE AMERICAN
     CENTURY  TREASURY  FUND,  ALL OF THE NET ASSETS OF WHICH WERE  ACQUIRED  BY
     GOVERNMENT BOND PURSUANT TO A PLAN OF  REORGANIZATION  APPROVED BY TREASURY
     SHAREHOLDERS ON AUGUST 2, 2002.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                     LOWEST

Government Bond                   6.32% (3Q 2002)             -2.44% (2Q 2004)
--------------------------------------------------------------------------------

INFLATION-ADJUSTED BOND FUND - INVESTOR CLASS(1)

2004               7.95%
2003               7.35%
2002              15.14%
2001               7.63%
2000              12.11%
1999               1.69%
1998               3.45%

(1)  AS OF  JUNE  30,  2005,  THE  END  OF THE  MOST  RECENT  CALENDAR  QUARTER,
     INFLATION-ADJUSTED BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                   HIGHEST                    LOWEST

Inflation-Adjusted Bond            7.23% (3Q 2002)            -3.16% (2Q 2004)
--------------------------------------------------------------------------------

SHORT-TERM GOVERNMENT FUND - INVESTOR CLASS(1)

2004               0.66%
2003               1.11%
2002               5.22%
2001               7.10%
2000               7.82%
1999               1.87%
1998               6.04%
1997               6.02%
1996               4.11%
1995              10.51%

(1)  AS OF  JUNE  30,  2005,  THE  END  OF THE  MOST  RECENT  CALENDAR  QUARTER,
     SHORT-TERM GOVERNMENT'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                   HIGHEST                    LOWEST

Short-Term Government              3.18% (1Q 1995)            -1.10% (2Q 2004)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the funds'
Investor Class shares calculated three different ways. An additional table shows the average  annual total  returns of  Inflation-Adjusted  Bond's  Institutional
Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the funds during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for  Investor  Class.  After-tax  returns for other share classes will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                       1 YEAR   5 YEARS   10 YEARS   LIFE OF CLASS(1)
-------------------------------------------------------------------------------------
GINNIE MAE FUND

Return Before Taxes                      3.13%     6.25%      6.78%     N/A

Return After Taxes on Distributions      1.48%     4.09%      4.33%     N/A

Return After Taxes on Distributions
   and Sale of Fund Shares               2.01%     4.02%      4.27%     N/A

Citigroup 30-Year GNMA Index             4.56%     7.11%      7.57%     N/A
   (reflects no deduction for fees,
    expenses or taxes)
----------------------------------------------------------------------------------------
GOVERNMENT BOND FUND(2)

Return Before Taxes                      2.48%     6.85%      6.66%     N/A

Return After Taxes on Distributions      1.23%     4.91%      4.48%     N/A

Return After Taxes on Distributions
   and Sale of Fund Shares               1.82%     4.74%      4.39%     N/A

Citigroup Treasury/Mortgage Index        4.14%     7.36%      7.51%     N/A
   (reflects no deduction for fees,
    expenses or taxes)
----------------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND FUND

Return Before Taxes                      7.95%     9.99%      N/A       7.05%

Return After Taxes on Distributions      6.29%     7.86%      N/A       4.94%

Return After Taxes on Distributions
   and Sale of Fund Shares               5.18%     7.28%      N/A       4.70%

Citigroup U.S. Inflation-Linked          8.40%     10.82%     N/A       8.99%(3)
   Securities Index
  (reflects no deduction for fees,
   expenses or taxes)
----------------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT FUND

Return Before Taxes                      0.66%     4.34%      5.00%     N/A

Return After Taxes on Distributions      -0.01%    2.90%      3.17%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares               0.43%     2.82%      3.13%     N/A

Citigroup U.S. Treasury/Agency           1.03%     5.11%      5.79%     N/A
   1- to 3-Year Index
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE  INCEPTION  DATE  FOR THE  INFLATION-ADJUSTED  BOND  INVESTOR  CLASS IS
     FEBRUARY 10, 1997. ONLY CLASSES WITH  PERFORMANCE  HISTORY FOR LESS THAN 10
     YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  PERFORMANCE INFORMATION PRIOR TO SEPTEMBER 3, 2002, IS THAT OF THE AMERICAN
     CENTURY  TREASURY  FUND,  ALL OF THE NET ASSETS OF WHICH WERE  ACQUIRED  BY
     GOVERNMENT BOND PURSUANT TO A PLAN OF  REORGANIZATION  APPROVED BY TREASURY
     SHAREHOLDERS ON AUGUST 2, 2002.

(3)  SINCE  FEBRUARY 28, 1997,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Inflation-Adjusted Bond Fund

Return Before Taxes                                  8.15%          7.50%

Citigroup U.S. Inflation-Linked Securities Index     8.40%           7.68%(2)
   (reflects no deduction for fees,
    expenses or taxes)

(1)  THE INCEPTION DATE FOR THE  INFLATION-ADJUSTED  BOND INSTITUTIONAL CLASS IS
     OCTOBER 1, 2002.

(2)  SINCE  SEPTEMBER  30, 2002,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)

   Maximum Account Maintenance Fee                              $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          MANAGEMENT   DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                          FEE(1)       SERVICE (12B-1) FEES  EXPENSES(2)  OPERATING EXPENSES
--------------------------------------------------------------------------------------------
CAPITAL PRESERVATION

   Investor Class         0.47%              None             0.01%              0.48%
--------------------------------------------------------------------------------------------
GINNIE MAE

   Investor Class         0.57%              None             0.01%              0.58%
--------------------------------------------------------------------------------------------
GOVERNMENT AGENCY
  MONEY MARKET

   Investor Class         0.47%              None             0.01%              0.48%
 --------------------------------------------------------------------------------------------
GOVERNMENT BOND

   Investor Class         0.49%              None             0.01%              0.50%
 --------------------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND

   Investor Class         0.49%              None             0.01%              0.50%

   Institutional Class    0.29%              None             0.01%              0.30%
 --------------------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT

   Investor Class         0.57%              None             0.01%              0.58%

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED  FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE RATES
     GENERALLY  DECREASE AS FUND  ASSETS  INCREASE  AND  INCREASE AS FUND ASSETS
     DECREASE.

(2)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Capital Preservation

   Investor Class                   $49         $154        $268        $603
--------------------------------------------------------------------------------
Ginnie Mae

   Investor Class                   $59         $186        $323        $724
--------------------------------------------------------------------------------
Government Agency Money Market

   Investor Class                   $49         $154        $268        $603
--------------------------------------------------------------------------------
Government Bond

   Investor Class                   $51         $160        $279        $627
--------------------------------------------------------------------------------
Inflation-Adjusted Bond

   Investor Class                   $51         $160        $279        $627

   Institutional Class              $31         $97         $169        $381
--------------------------------------------------------------------------------
Short-Term Government

   Investor Class                   $59         $186        $323        $724

OBJECTIVES, STRATEGIES AND RISKS

CAPITAL PRESERVATION FUND
GOVERNMENT AGENCY MONEY MARKET FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are money market funds that seek maximum safety and liquidity and seek to pay shareholders the highest rate of return consistent with this objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Capital  Preservation buys short-term money market securities issued by the U.S.
Treasury  that are  guaranteed by the direct full faith and credit pledge of the
U.S.  government.  The income from these  securities is exempt from state income tax.

               MONEY MARKET  SECURITIES  HAVE LESS THAN 397 DAYS REMAINING UNTIL
          MATURITY.

Government  Agency Money Market buys short-term money market securities and will invest at least 80% of its assets in securities issued or guaranteed by agencies and instrumentalities of the U.S. government and by the U.S. Treasury.  Although the income from some  securities  in this  category may not be exempt from state income  tax,  Government  Agency  Money  Market  seeks to  purchase  only  those securities with income that will be exempt from state income tax.

The funds may purchase  securities in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions,  including  dollar  rolls,  the funds may purchase  securities  in advance to generate  additional  income. The funds may commit up to 35% of their total assets to when-issued or forward commitment agreements.

A description of the policies and  procedures  with respect to the disclosure of the funds'  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

The funds differ in the types of  securities  that they may buy, as shown in the table below.

TYPE OF SECURITY                    CAPITAL PRESERVATION   GOVERNMENT AGENCY MONEY MARKET

U.S. Treasury                                  Yes                    Yes

U.S. government agencies                       No                     Yes

U.S. government instrumentalities              No                     Yes

U.S. Treasury  securities are believed to be the safest securities  because they are  supported  by the  government's  full faith and credit  pledge (the highest credit quality  available) and because they are among the most widely traded and most liquid  securities  investors can buy. As noted above,  other types of U.S.
government  securities do not necessarily carry the full faith and credit pledge of the U.S. government,  nor are they as liquid as U.S. Treasury securities.  On the other hand, other U.S.  government  securities  generally have higher yields than U.S. Treasury securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because  short-term  money  market  securities  are among the safest  securities available,  the  interest  they  pay  is  among  the  lowest  for  income-paying securities.  Accordingly,  the yield on these  funds  will  likely be lower than funds that invest in longer-term or lower-quality securities.

Government  Agency Money Market  invests in  mortgage-related  securities.  When homeowners  refinance  their  mortgages to take advantage of declining  interest rates,  their  existing  mortgages are prepaid.  The  mortgages,  which back the securities  purchased by Government Agency Money Market,  may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk,  the fund may benefit less from  declining  interest rates than funds with similar maturities.

GINNIE MAE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Ginnie Mae seeks high current income while  maintaining  liquidity and safety of principal by investing primarily in GNMA certificates.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The  fund  invests  at least  80% of its  assets  in  securities  issued  by the
Government   National   Mortgage   Association   (GNMA).   Unlike   many   other
mortgage-backed  securities,  the timely  payment of  principal  and interest on these  certificates is guaranteed by GNMA.  GNMA's payment guarantee is stronger than most other government  agencies' because it is backed by the full faith and credit  pledge of the U.S.  government.  This means that the fund  receives  its share of  payments  regardless  of whether  the  ultimate  borrowers  make their payments.

In addition, the fund may buy other U.S. government  securities,  including U.S.
Treasury  securities  and  other  securities  issued or  guaranteed  by the U.S.
government and its agencies and instrumentalities.

The  fund  may  invest  in  derivative  instruments  such  as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

The fund may purchase  securities  in a number of different  ways to seek higher rates of  return.  For  example,  the fund may  purchase  securities,  including mortgage  dollar rolls, in advance  through  when-issued and forward  commitment transactions.  The fund may  commit up to 35% of its  assets to  when-issued  or forward commitment agreements.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is true when interest rates  decline.  This interest rate risk is higher for Ginnie
Mae than for funds that have shorter weighted average maturities,  such as money market funds.

Ginnie Mae invests in  mortgage-backed  securities.  When  homeowners  refinance their mortgages to take advantage of declining  interest  rates,  their existing mortgages are prepaid.  The mortgages,  which back the  securities  purchased by
Ginnie Mae, may be prepaid in this fashion. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds that have similar weighted average maturities.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

GOVERNMENT BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests at least 80% of its assets in U.S.  government debt securities, including U.S. Treasury  securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions, the fund may purchase securities, including mortgage dollar rolls, in advance to generate  additional  income. The fund may commit up to 35% of its assets to when-issued or forward commitment agreements.

The  fund  may  invest  in  derivative  instruments  such  as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.  A description of the policies and procedures with respect to the  disclosure  of the  fund's  portfolio  securities  is  available  in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected.  Generally, when  interest  rates rise, a fund's share value will  decline.  The opposite is true when interest rates decline.  Funds with longer weighted average maturities are more  sensitive to interest rate  changes.  When  interest  rates rise,  the fund's  share  values will  decline,  but the share  values of funds with longer weighted average maturities generally will decline further.

The portfolio managers monitor the weighted average maturity of Government Bond.
The  managers  seek to adjust this  weighted  average  maturity as  appropriate, taking into account market conditions and other relevant factors.

The fund's  share  values will  fluctuate.  As a result,  it is possible to lose money by investing in the fund. In general,  funds that have a higher  potential gain have a higher potential loss.

Government Bond invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining  interest  rates,  their existing mortgages are prepaid.  The mortgages,  which back the  securities  purchased by
Government  Bond,  may be prepaid in this fashion.  When this happens,  the fund will be required to purchase new securities at current market rates,  which will usually be lower.  Because of this  prepayment  risk,  the fund may benefit less from declining interest rates than funds with similar maturities.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

INFLATION-ADJUSTED BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks to provide total return and inflation protection  consistent with investment in inflation-indexed securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The  fund  invests  at  least  80%  of its  assets  in  inflation-adjusted  debt securities.  These securities include inflation-indexed securities issued by the
U.S. Treasury, by other U.S. government agencies and  instrumentalities,  and by other, non-U.S. government entities such as U.S. corporations. Inflation-indexed securities  are  designed  to protect the future  purchasing  power of the money invested in them; their principal value may be indexed for changes in inflation.

The fund may invest up to 20% of its assets in traditional U.S.  Treasury,  U.S.
government  agency  or  other  non-U.S.   government  securities  that  are  not
inflation-indexed.

Inflation-indexed  securities issued by non-U.S.  government entities are backed only by the credit of the issuer.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions, the fund may purchase securities in advance to generate additional income.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed  securities  offer a  return  linked  to  inflation.  They are designed to protect  investors  from a loss of value due to inflation.  However, inflation-indexed  securities  are still  subject  to the  effects of changes in market interest rates caused by factors other than inflation,  or so-called REAL
INTEREST RATES. Because  inflation-indexed  securities trade at prevailing real, or  after-inflation,  interest  rates,  changes in these rates affect the fund's share value.  Generally,  when real interest  rates rise, the fund's share value will decline. The opposite is true when real interest rates decline.

               THE REAL INTEREST RATE IS THE CURRENT MARKET  INTEREST RATE MINUS
          THE MARKET'S INFLATION EXPECTATIONS.

Although an investment in inflation-indexed  securities issued by entities other
than  the  U.S.   Treasury  or  the  U.S.   government   and  its  agencies  and
instrumentalities  increases the potential credit risk associated with the fund, the  fund  will  attempt  to  mitigate  this  additional  risk by  limiting  its investments  to  issuers  whose  credit  has been  rated BBB or  higher,  or, if unrated, determined to be of equivalent credit quality by the advisor.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

SHORT-TERM GOVERNMENT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Short-Term  Government  seeks high current  income while  maintaining  safety of principal.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys  short-term  securities and will invest at least 80% of its assets in U.S.  government  securities,  including U.S.  Treasury  securities and other securities  issued or  guaranteed  by the U.S.  government  and its agencies and instrumentalities.  In addition,  the fund may invest up to 20% of its assets in investment-grade  debt securities,  including debt securities of U.S. companies, and non-U.S.  government  mortgage-backed,  asset-backed and other  fixed-income securities.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions, the fund may purchase securities, including mortgage dollar rolls, in advance to generate  additional  income. The fund may commit up to 35% of its assets to when-issued or forward commitment agreements.

The  fund  may  invest  in  derivative  instruments  such  as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

The weighted average maturity of the fund is expected to be three years or less.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Interest rate changes  affect the fund's share value.  Generally,  when interest rates rise,  the fund's  share  value will  decline.  The  opposite is true when interest  rates  decline.  This  interest  rate  risk is higher  for  Short-Term
Government than for funds that have shorter weighted average maturities, such as money market funds.

Short-Term  Government invests in mortgage-backed  and asset-backed  securities.
When  homeowners  refinance  their  mortgages  to take  advantage  of  declining interest rates, their existing mortgages are prepaid. The mortgages,  which back the  mortgage-backed  securities  purchased  by  Short-Term  Government,  may be prepaid in this  fashion.  Likewise,  borrowers  may  prepay the credit  card or automobile  trade  receivables,  home equity loans,  corporate loans or bonds or other assets underlying the fund's asset-backed  securities.  When this happens, the fund will be required to purchase new  securities  at current  market rates, which will  usually  be lower.  Because of this  prepayment  risk,  the fund may benefit less from declining interest rates than other short-term funds.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because  a bond  fund  will own many debt  securities,  the  portfolio  managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest  rate  sensitivity  of the entire  portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the  weighted  average  maturity.  The  following  chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF        PERCENT OF    REMAINING     WEIGHTED
                           SECURITY OWNED   PORTFOLIO     MATURITY      MATURITY

Debt Security A            $100,000         25%            4 years      1 year

Debt Security B            $300,000         75%           12 years      9 years

WEIGHTED AVERAGE MATURITY                                              10 YEARS

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the funds invest  primarily in debt securities,  changes in interest rates will affect the funds'  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE    PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                 $100.00              $99.06                 -0.94%

3 years                $100.00              $97.38                 -2.62%

10 years               $100.00              $93.20                 -6.80%

30 years               $100.00              $88.69                -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments, the more senior series of debt is first in line for payment.

The portfolio  managers do not invest  solely on the basis of a debt  security's credit rating;  they also consider other factors,  including  potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases  lower-rated debt securities,  it assumes  additional credit risk.

Credit  quality  may be lower when the issuer has any of the  following:  a high debt level, a short operating history, a difficult,  competitive environment, or a less stable cash flow.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The  following  chart  depicts the basic risks of investing in the funds.  It is designed to help you compare  these funds with each other;  it shouldn't be used to compare these funds with other mutual funds.

                                  INTEREST RATE RISK     CREDIT RISK      LIQUIDITY RISK

Capital Preservation              Lowest                 Lowest           Very Low

Ginnie Mae                        Moderate               Very Low         Very Low

Government Agency Money Market    Lowest                 Low              Very Low

Government Bond                   Moderate(1)            Low              Very Low

Inflation-Adjusted Bond           Moderate               Moderate         Very Low

Short-Term Government             Low                    Low              Very Low

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET  CONDITIONS,  BUT IT
     MAY FLUCTUATE AS THE PORTFOLIO MANAGERS  REPOSITION THE FUND IN RESPONSE TO
     CHANGING MARKET CONDITIONS.

The funds  engage in a variety of  investment  techniques  as they pursue  their investment  objectives.  Each technique has its own characteristics and may pose some  level of risk to the funds.  If you would  like to learn more about  these techniques,  please review the Statement of Additional Information before making an investment.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees,  investment  advisor and fund  management  teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about the funds'  operations.  Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than  three-fourths  of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services  it  provides  to the funds,  the  advisor  receives a unified management  fee based on a percentage  of the daily net assets of each  specific class of  shares  of the  funds.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  funds  (the  "Category  Fee")  and (ii) the  assets  of all funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The Statement of Additional  Information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary  expenses.  A portion of each fund's management fee may be  paid by the  funds'  advisor  to  unaffiliated  third  parties  who  provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED MARCH 31, 2005            INVESTOR CLASS    INSTITUTIONAL CLASS

Capital Preservation                               0.47%             N/A(1)

Ginnie Mae                                         0.57%             N/A(1)

Government Agency Money Market                     0.47%             N/A(1)

Government Bond                                    0.49%             N/A(1)

Inflation-Adjusted Bond                            0.49%             0.29%

Short-Term Government                              0.57%             N/A(1)

(1)  THE FUND DOES NOT OFFER INSTITUTIONAL CLASS SHARES.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of  portfolio  managers and analysts to manage the funds.
These teams are organized by broad investment categories,  such as money markets and taxable  bonds.  The  individuals  listed below serve as the lead  portfolio managers for the funds.  As such,  they are ultimately  responsible for security selection and portfolio  construction  for the funds, as well as compliance with stated  investment  objectives  and cash flow  monitoring.  Other members of the investment  teams provide  research and analytical  support but generally do not make day-to-day decisions for the funds.

CAPITAL PRESERVATION

LYNN PASCHEN

Ms.  Paschen,  Portfolio  Manager,  has been a member of the team  that  manages
Capital Preservation since February 2003. She joined American Century in 1998 as a Senior Fund Accountant.  In 2002, she was named Fixed Income Trader and served in that capacity  until being named to her current  position in 2003.  She has a bachelor's  degree in finance from the University of Iowa and a master's  degree in finance from Golden Gate University - San Francisco.

GINNIE MAE

ALEJANDRO H. AGUILAR

Mr. Aguilar,  Vice President and Senior Portfolio Manager,  has been a member of the team that manages  Ginnie Mae since October 2003. He also is a member of the
American  Century Taxable Bond team. He joined American Century in October 2003.
Prior to joining  American  Century,  he was an Investment  Officer with CalPERS from July  2002 to  September  2003 and  Director  of  Portfolio  Management  at
TIAA-CREF  from May 1997 to April 2002. He has a bachelor's  degree in economics from the  University of California - Berkeley and an MBA from the  University of
Michigan. He is a CFA charterholder.

GOVERNMENT AGENCY MONEY MARKET

ALAN KRUSS

Mr.  Kruss,  Portfolio  Manager,  has been a member  of the  team  that  manages
Government  Agency Money Market since November 2001. He joined American  Century in 1997 as an  Investment  Administrator.  In 2000,  he was named  Fixed  Income
Trader and in 2001, he was named Portfolio  Manager.  He has a bachelor's degree in finance from San Francisco State University.

GOVERNMENT BOND

SHORT-TERM GOVERNMENT

ROBERT V. GAHAGAN

Mr.  Gahagan,  Senior Vice President and Senior  Portfolio  Manager,  has been a member of the teams that manages Government Bond and Short-Term Government since
October 1991. He joined American  Century in 1983 as a Fixed-Income  Analyst and
was promoted to Portfolio  Manager in August 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri - Kansas City.

INFLATION-ADJUSTED BOND

JEREMY FLETCHER

Mr.  Fletcher,  Vice President and Portfolio  Manager,  has been a member of the team that  manages  Inflation-Adjusted  Bond since  August 1997 when he became a portfolio manager. He joined American Century in October 1991. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Trustees  and/or the  advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.
* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                              INSTITUTIONAL CLASS

Investor Services Representative            Service Representative
1-800-345-2021                              1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

SELL SHARES
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR Fax section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS
Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                              INSTITUTIONAL CLASS
P.O. Box 419200                             P.O. Box 419385
Kansas City, MO 64141-6200                  Kansas City, MO 64141-6385

Fax                                         Fax
816-340-7962                                816-340-4655

OPEN AN ACCOUNT
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES
Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                              4917 Town Center Drive
Kansas City, Missouri                         Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday             8 a.m. to 5 p.m., Monday - Friday
                                              8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond Fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS,  AND IRAS  (INCLUDING  TRADITIONAL,  ROTH,  ROLLOVER,  SEP-,
          SARSEP- AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT  ACCOUNTS.  IF
          YOU HAVE ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR
          AMERICAN CENTURY BROKERAGE ACCOUNTS,  YOU ARE CURRENTLY NOT SUBJECT TO
          THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the funds'  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

THE FOLLOWING POLICIES APPLY TO INVESTOR CLASS AND INSTITUTIONAL CLASS SHAREHOLDERS.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the proceeds to your  address of record.  You may incur tax liability as a result of the  redemption.  For  Institutional  Class shares,  we reserve the right to convert  your shares to Investor  Class  shares of the same fund.  The  Investor  Class shares have a unified  management  fee that is 0.20%
higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of  Trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price.  The fund may use pricing services to assist in the  determination  of  market  value.  Unlisted  securities  for  which  market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable,  except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include,  but are not limited to, a debt  security has been declared in default, or trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means  that a fund will not be  subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest received,  as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

MONEY MARKET FUNDS

Each money  market fund  declares  distributions  from net income  daily.  These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions  the next business day after your  purchase is  effective.  If you redeem  shares,  you will  receive  the  distribution  declared  for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

o    notify us of your purchase prior to 11 a.m. Central time AND

o    pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also,  we will wire your  redemption  proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

OTHER FUNDS

Each fund pays distributions  from net income monthly.  Each fund generally pays capital gains  distributions,  if any, once a year, usually in December.  A fund may make more  frequent  distributions,  if  necessary,  to comply with Internal
Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                  AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains              Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income               5%                    15%

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the  fund or  whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term capital loss.

However,  you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term  capital  loss to the extent of any  distribution of long-term  capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional  fund shares within 30 days before or after the  redemption may be subject to the wash sale rules of the Internal  Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

     o    Capital Preservation - Investor Class

     o    Ginnie Mae - Investor Class, Advisor Class and C Class

     o    Government Agency Money Market - Investor Class and Advisor Class

     o    Government Bond - Investor Class and Advisor Class

     o    Inflation-Adjusted  Bond -  Investor  Class,  Institutional  Class and
          Advisor Class

     o    Short-Term Government - Investor Class and Advisor Class

The shares offered by this prospectus are Investor Class and Institutional Class shares.  Investor  Class and  Institutional  Class  shares  have no  up-front or deferred  charges,  commissions  or 12b-1 fees.  Institutional  Class shares are offered  primarily  through  employer-sponsored  retirement  plans,  or  through
institutions    like   banks,    broker-dealers    and   insurance    companies.
Inflation-Adjusted  Bond is the only fund currently offering Institutional Class shares.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting  firm.  Their Report of  Independent
Registered Public  Accounting Firm and the financial  statements are included in the funds' annual reports, which are available upon request.

CAPITAL PRESERVATION FUND
Investor Class

[Will insert 3/31/05 audited information]

GINNIE MAE FUND
Investor Class

[Will insert 3/31/05 audited information]

GOVERNMENT AGENCY MONEY MARKET FUND
Investor Class

[Will insert 3/31/05 audited information]

GOVERNMENT BOND FUND
Investor Class

[Will insert 3/31/05 audited information]

INFLATION-ADJUSTED BOND FUND
Investor Class

[Will insert 3/31/05 audited information]

INFLATION-ADJUSTED BOND FUND
Institutional Class

[Will insert 3/31/05 audited information]

SHORT-TERM GOVERNMENT FUND
Investor Class

[Will insert 3/31/05 audited information]

NOTES

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room, Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       o EDGAR database at sec.gov
                      o By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section, Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the funds' shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                        FUND CODE     TICKER    NEWSPAPER LISTING
--------------------------------------------------------------------------------
CAPITAL PRESERVATION FUND

   Investor Class                        901         CPFXX        AmC CApPr
--------------------------------------------------------------------------------
GINNIE MAE FUND

   Investor Class                        970         BGNMX        GinnieMae
--------------------------------------------------------------------------------
GOVERNMENT AGENCY MONEY MARKET FUND

   Investor Class                        971         BGAXX        AmCGvAg
--------------------------------------------------------------------------------
Government Bond Fund

   Investor Class                        950         CPTNX        GovBnd
--------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND FUND

   Investor Class                        975         ACITX        InfAdjBd
   Institutional Class                   375         AIANX        InfAdjBd

--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT FUND

   Investor Class                        023         TWUSX        SGov
--------------------------------------------------------------------------------
Investment Company Act File No. 811-4363

AMERICAN CENTURY INVESTMENTS

americancentury.com

Investor Class                              Institutional Class
P.O. Box 419200                             P.O. Box 419385
Kansas City, Missouri 64141-6200            Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575              1-800-345-3533 or 816-531-5575
0507

SH-PRS-43689

JULY 29, 2005

Your
American Century Investments
prospectus

ADVISOR CLASS

Ginnie Mae Fund
Government Agency Money Market Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

C CLASS

Ginnie Mae Fund

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century
Investment Services, Inc., Distributor

Dear Investor:

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS.......................................................X

FUND PERFORMANCE HISTORY.......................................................X

      Government Agency Money Market Fund......................................X

      Ginnie Mae Fund, Government Bond Fund,
        Inflation-Adjusted Bond Fund  and Short-Term Government Fund...........X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

      Ginnie Mae Fund..........................................................X

      Government Agency Money Market Fund......................................X

      Government Bond Fund.....................................................X

      Inflation-Adjusted Bond Fund.............................................X

      Short-Term Government Fund...............................................X

BASICS OF FIXED-INCOME INVESTING...............................................X

MANAGEMENT.....................................................................X

INVESTING WITH AMERICAN CENTURY................................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

MULTIPLE CLASS INFORMATION.....................................................X

FINANCIAL HIGHLIGHTS...........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income and investment  returns by investing in various types of
U.S.  government  securities.

Inflation-Adjusted  Bond seeks to provide total return and inflation  protection consistent with investment in inflation-indexed securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest most of their assets in DEBT SECURITIES issued or guaranteed by the U.S. government or its agencies or  instrumentalities.  Securities issued or guaranteed  by the  U.S.  Treasury  and  certain  U.S.  government  agencies  or instrumentalities, such as the Government National Mortgage Association ("Ginnie
Mae"),  are  supported  by the full  faith and  credit  of the U.S.  government.
Securities   issued  or  guaranteed  by  other  U.S.   government   agencies  or
instrumentalities,  such as the Federal National Mortgage  Association  ("Fannie
Mae"),  the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  and the
Federal  Home Loan Bank  ("FHLB")  are not  guaranteed  by the U.S.  Treasury or supported by the full faith and credit of the U.S.  government.  However,  these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their  obligations.

               DEBT SECURITIES INCLUDE  FIXED-INCOME  INVESTMENTS SUCH AS NOTES,
          BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

The following chart shows the differences  among the funds' primary  investments and  principal  risks.  It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds.

FUND                 PRIMARY INVESTMENTS              PRINCIPAL RISKS

Ginnie Mae           Ginnie Maes, which are           Very low credit risk
                     mortgage-backed securities       Moderate interest rate risk
                     issued by the Government         Prepayment risk
                     National Mortgage Association

Government Agency    Short-term U.S. government       Low credit risk
Money Market         securities that mature in 397    Lowest interest rate risk
                     days or less

Government Bond      U.S. government securities       Low credit risk
                     of any maturity                  Moderate interest rate risk(1)
                                                      Prepayment risk

Inflation-Adjusted   Inflation-indexed                Moderate credit risk
Bond                 U.S. securities                  Moderate interest rate risk

Short-Term           U.S. government securities       Low credit risk
Government           that mature in three             Low interest rate risk
                     years or less                    Prepayment risk

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET  CONDITIONS,  AND IT
     MAY FLUCTUATE AS THE PORTFOLIO MANAGERS  REPOSITION THE FUND IN RESPONSE TO
     CHANGING MARKET CONDITIONS.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

A more detailed description of the funds' investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER  GOVERNMENT  AGENCY.  ALTHOUGH A MONEY MARKET FUND
          (GOVERNMENT  AGENCY MONEY  MARKET) SEEKS TO PRESERVE THE VALUE OF YOUR
          INVESTMENT  AT  $1.00  PER  SHARE,  IT IS  POSSIBLE  TO LOSE  MONEY BY
          INVESTING IN IT.

FUND PERFORMANCE HISTORY

GOVERNMENT AGENCY MONEY MARKET FUND

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Advisor Class shares for  each  full  calendar  year  in the  life of the  class.  It  indicates  the volatility of the fund's historical returns from year to year.

GOVERNMENT AGENCY MONEY MARKET FUND -- ADVISOR CLASS(1)
[data from bar chart]

2004               0.69%
2003               0.48%
2002               1.19%
2001               3.63%
2000               5.73%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                          HIGHEST               LOWEST

Government Agency Money Market            1.48% (4Q 2000)       0.09% (4Q 2003)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Advisor
Class shares for the periods indicated.  The Government Agency Money Market Fund is not required to include after tax information.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                  1 YEAR        5 YEARS     LIFE OF CLASS(1)

Government Agency Money Market       0.69%         2.33%          2.60%

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS APRIL 12, 1999.

Performance  information  is designed to help you see how the fund's returns can vary.  Keep in mind that past  performance  does not  predict  how the fund will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-378-9878.

GINNIE MAE FUND
GOVERNMENT BOND FUND
INFLATION-ADJUSTED BOND FUND
SHORT-TERM GOVERNMENT FUND

ANNUAL TOTAL RETURNS

The following bar charts show the performance of the funds' Advisor Class shares for  each  full  calendar  year in the  life of the  class.  They  indicate  the volatility of the funds'  historical  returns from year to year.  The returns of the C Class  shares will differ from those shown in the charts  depending on the expenses of that class.

GINNIE MAE FUND - ADVISOR CLASS(1)
[data from bar chart]

2004               2.87%
2003               1.79%
2002               8.13%
2001               7.16%
2000              10.25%
1999               0.72%
1998               6.06%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT  CALENDAR  QUARTER,  GINNIE
     MAE'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                 HIGHEST                   LOWEST

Ginnie Mae                       3.54% (3Q 2001)           -0.97% (2Q 2004)
--------------------------------------------------------------------------------

GOVERNMENT BOND FUND -- ADVISOR CLASS(1)(2)
[data from bar chart]

2004               2.23%
2003               1.69%
2002              10.63%
2001               6.48%
2000              12.35%
1999              -2.30%
1998               8.67%

(1)  AS OF  JUNE  30,  2005,  THE  END  OF THE  MOST  RECENT  CALENDAR  QUARTER,
     GOVERNMENT BOND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS XX%.

(2)  PERFORMANCE INFORMATION PRIOR TO SEPTEMBER 3, 2002, IS THAT OF THE AMERICAN
     CENTURY  TREASURY  FUND,  ALL OF THE NET ASSETS OF WHICH WERE  ACQUIRED  BY
     GOVERNMENT BOND PURSUANT TO A PLAN OF  REORGANIZATION  APPROVED BY TREASURY
     SHAREHOLDERS ON AUGUST 2, 2002.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                  LOWEST

Government Bond                   6.25% (3Q 2002)          -2.50% (2Q 2004)
--------------------------------------------------------------------------------

INFLATION-ADJUSTED BOND FUND - ADVISOR CLASS(1)
[data from bar chart]

2004               7.70%
2003               7.08%
2002              14.84%
2001               7.36%
2000              11.83%
1999               1.45%

(1)  AS OF  JUNE  30,  2005,  THE  END  OF THE  MOST  RECENT  CALENDAR  QUARTER,
     INFLATION-ADJUSTED BOND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                    HIGHEST                LOWEST

Inflation-Adjusted Bond             7.16% (3Q 2002)        -1.13% (4Q 2001)
--------------------------------------------------------------------------------

SHORT-TERM GOVERNMENT FUND - ADVISOR CLASS(1)
[data from bar chart]

2004               0.41%
2003               0.86%
2002               4.96%
2001               6.83%
2000               7.55%
1999               1.62%

(1)  AS OF  JUNE  30,  2005,  THE  END  OF THE  MOST  RECENT  CALENDAR  QUARTER,
     SHORT-TERM GOVERNMENT'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                    HIGHEST                LOWEST

Short-Term Government               3.03% (3Q 2001)        -1.16% (2Q 2004)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following tables show the average annual total returns of the funds' Advisor
Class shares  calculated  three  different  ways. An additional  table shows the average  annual total returns of Ginnie Mae's C Class shares  calculated  before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the funds during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor  Class  shares.  After-tax  returns for other share classes will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR     5 YEARS    LIFE OF CLASS(1)

GINNIE MAE FUND

Return Before Taxes                               2.87%      5.99%        5.33%

Return After Taxes on Distributions               1.32%      3.93%        3.16%

Return After Taxes on Distributions
   and Sale of Fund Shares                        1.85%      3.85%        3.20%

Citigroup 30-Year GNMA Index                      4.56%      7.11%        6.42%(2)
   (reflects no deduction for fees,
    expenses or taxes)

GOVERNMENT BOND FUND(3)

Return Before Taxes                               2.23%      6.59%        5.74%

Return After Taxes on Distributions               1.07%      4.75%        3.75%

Return After Taxes on Distributions
   and Sale of Fund Shares                        1.66%      4.58%        3.72%

Citigroup Treasury/Mortgage Index                 4.14%      7.36%        6.59%(2)
   (reflects no deduction for fees,
    expenses or taxes)

INFLATION-ADJUSTED BOND FUND

Return Before Taxes                               7.70%      9.72%        7.85%

Return After Taxes on Distributions               6.12%      7.70%        5.80%

Return After Taxes on Distributions
   and Sale of Fund Shares                        5.02%      7.12%        5.45%

Citigroup U.S. Inflation-Linked
   Securities Index                               8.40%     10.82%        8.99%(4)
   (reflects no deduction for fees,
   expenses or taxes)

SHORT-TERM GOVERNMENT FUND

Return Before Taxes                               0.41%      4.08%        3.85%

Return After Taxes on Distributions              -0.18%      2.74%        2.36%

Return After Taxes on Distributions
   and Sale of Fund Shares                        0.26%      2.65%        2.35%

Citigroup U.S. Treasury/Agency
  1- to 3-Year Index                              1.03%      5.11%        5.00%(4)
   (reflects no deduction for fees,
    expenses or taxes)

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE: GINNIE MAE, OCTOBER 9, 1997;
     GOVERNMENT BOND,  OCTOBER 9, 1997;  INFLATION-ADJUSTED  BOND, JUNE 15, 1998
     AND SHORT-TERM GOVERNMENT, JULY 8, 1998.

(2)  SINCE  SEPTEMBER  30, 1997,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(3)  PERFORMANCE INFORMATION PRIOR TO SEPTEMBER 3, 2002, IS THAT OF THE AMERICAN
     CENTURY  TREASURY  FUND,  ALL OF THE NET ASSETS OF WHICH WERE  ACQUIRED  BY
     GOVERNMENT BOND PURSUANT TO A PLAN OF  REORGANIZATION  APPROVED BY TREASURY
     SHAREHOLDERS ON AUGUST 2, 2002.

(4)  SINCE JUNE 30, 1998,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

C Class

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR      LIFE OF CLASS(1)

GINNIE MAE FUND

Return Before Taxes                                  2.11%          3.79%

Citigroup 30-Year GNMA Index                         4.56%          5.83%(2)
   (reflects no deduction for fees,
    expenses or taxes)

(1)  THE INCEPTION DATE FOR THE C CLASS IS JUNE 15, 2001.

(2)  SINCE JUNE 30, 2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-378-9878.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your C Class shares after you have held them for 12 months (other than a $10 fee to redeem by wire)

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

C CLASS

   Maximum Deferred Sales Charge (load)
    (as a percentage of net asset value)                       1.00%(1)
--------------------------------------------------------------------------------

(1)  THE  DEFERRED  SALES  CHARGE IS  CONTINGENT  ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                        MANAGEMENT  DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                        FEE(1)      SERVICE (12B-1) FEES  EXPENSES(2)  OPERATING EXPENSES

GINNIE MAE

   Advisor Class         0.32%           0.50%(3)           0.01%           0.83%

   C Class               0.57%           1.00%(4)           0.01%           1.58%

GOVERNMENT AGENCY
MONEY MARKET

   Advisor Class         0.22%           0.50%(3)           0.01%           0.73%

GOVERNMENT BOND

   Advisor Class         0.24%           0.50%(3)           0.01%           0.75%

INFLATION-ADJUSTED BOND

   Advisor Class         0.24%           0.50%(3)           0.01%           0.75%

SHORT-TERM GOVERNMENT

   Advisor Class         0.32%           0.50%(3)           0.01%           0.83%

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED  FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE RATES
     GENERALLY  DECREASE AS FUND  ASSETS  INCREASE  AND  INCREASE AS FUND ASSETS
     DECREASE.

(2)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUNDS'  INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  Service,
     Distribution and Administrative Fees, PAGE X.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE X.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                    1 YEAR     3 YEARS      5 YEARS     10 YEARS

GINNIE MAE

   Advisor Class                     $85        $264         $459        $1,022

   C Class                           $160       $496         $855        $1,864

GOVERNMENT AGENCY MONEY MARKET

   Advisor Class                     $74        $239         $416        $928

GOVERNMENT BOND

  Advisor Class                      $76        $239         $416        $928

INFLATION-ADJUSTED BOND

   Advisor Class                     $76        $239         $416        $928

SHORT-TERM GOVERNMENT

   Advisor Class                     $85        $264         $459        $1,022

OBJECTIVES, STRATEGIES AND RISKS

GINNIE MAE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Ginnie Mae seeks high current income while  maintaining  liquidity and safety of principal by investing primarily in GNMA certificates.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The  fund  invests  at least  80% of its  assets  in  securities  issued  by the
Government   National   Mortgage   Association   (GNMA).   Unlike   many   other
mortgage-backed  securities,  the timely  payment of  principal  and interest on these  certificates is guaranteed by GNMA.  GNMA's payment guarantee is stronger than most other government  agencies' because it is backed by the full faith and credit  pledge of the U.S.  government.  This means that the fund  receives  its share of  payments  regardless  of whether  the  ultimate  borrowers  make their payments.

In addition, the fund may buy other U.S. government  securities,  including U.S.
Treasury  securities  and  other  securities  issued or  guaranteed  by the U.S.
government and its agencies and instrumentalities.

The  fund  may  invest  in  derivative  instruments  such  as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

The fund may purchase  securities  in a number of different  ways to seek higher rates of  return.  For  example,  the fund may  purchase  securities,  including mortgage  dollar rolls, in advance  through  when-issued and forward  commitment transactions.  The fund may  commit up to 35% of its  assets to  when-issued  or forward commitment agreements.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is true when interest rates  decline.  This interest rate risk is higher for Ginnie
Mae than for funds that have shorter weighted average maturities,  such as money market funds.

Ginnie Mae invests in  mortgage-backed  securities.  When  homeowners  refinance their mortgages to take advantage of declining  interest  rates,  their existing mortgages are prepaid.  The mortgages,  which back the  securities  purchased by
Ginnie Mae, may be prepaid in this fashion. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds that have similar weighted average maturities.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

GOVERNMENT AGENCY MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund is a money  market fund that seeks  maximum  safety and  liquidity  and seeks to pay  shareholders  the  highest  rate of  return  consistent  with this objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Government  Agency Money Market buys short-term money market securities and will invest at least 80% of its assets in securities issued or guaranteed by agencies and instrumentalities of the U.S. government and by the U.S. Treasury.  Although the income from some  securities  in this  category may not be exempt from state income  tax,  Government  Agency  Money  Market  seeks to  purchase  only  those securities with income that will be exempt from state income tax.

               MONEY MARKET  INSTRUMENTS HAVE LESS THAN 397 DAYS REMAINING UNTIL
          MATURITY.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions,  including  dollar  rolls,  the fund may  purchase  securities  in advance  to  generate  additional  income.  The fund may commit up to 35% of its total assets to when-issued or forward commitment agreements.

A description of the policies and  procedures  with respect to the disclosure of the funds'  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because  short-term  money  market  securities  are among the safest  securities available,  the  interest  they  pay  is  among  the  lowest  for  income-paying securities.  Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Government  Agency Money Market  invests in  mortgage-related  securities.  When homeowners  refinance  their  mortgages to take advantage of declining  interest rates,  their  existing  mortgages are prepaid.  The  mortgages,  which back the securities  purchased by Government Agency Money Market,  may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk,  the fund may benefit less from  declining  interest rates than funds with similar maturities.

GOVERNMENT BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests at least 80% of its assets in U.S.  government debt securities, including U.S. Treasury  securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions, the fund may purchase securities, including mortgage dollar rolls, in advance to generate  additional  income. The fund may commit up to 35% of its assets to when-issued or forward commitment agreements.

The  fund  may  invest  in  derivative  instruments  such  as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.  A description of the policies and procedures with respect to the  disclosure  of the  fund's  portfolio  securities  is  available  in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected.  Generally, when  interest  rates rise, a fund's share value will  decline.  The opposite is true when interest rates decline.  Funds with longer weighted average maturities are more  sensitive to interest rate  changes.  When  interest  rates rise,  the fund's  share  values will  decline,  but the share  values of funds with longer weighted average maturities generally will decline further.

The portfolio managers monitor the weighted average maturity of Government Bond.
The  managers  seek to adjust this  weighted  average  maturity as  appropriate, taking into account market conditions and other relevant factors.

The fund's  share  values will  fluctuate.  As a result,  it is possible to lose money by investing in the funds. In general,  funds that have a higher potential gain have a higher potential loss.

Government Bond invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining  interest  rates,  their existing mortgages are prepaid.  The mortgages,  which back the  securities  purchased by
Government  Bond,  may be prepaid in this fashion.  When this happens,  the fund will be required to purchase new securities at current market rates,  which will usually be lower.  Because of this  prepayment  risk,  the fund may benefit less from declining interest rates than funds with similar maturities.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

INFLATION-ADJUSTED BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks to provide total return and inflation protection  consistent with investment in inflation-indexed securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The  fund  invests  at  least  80%  of its  assets  in  inflation-adjusted  debt securities.  These securities include inflation-indexed securities issued by the
U.S. Treasury, by other U.S. government agencies and  instrumentalities,  and by other, non-U.S. government entities such as U.S. corporations. Inflation-indexed securities  are  designed  to protect the future  purchasing  power of the money invested in them; their principal value may be indexed for changes in inflation.

The fund may invest up to 20% of its assets in traditional U.S.  Treasury,  U.S.
government  agency  or  other  non-U.S.   government  securities  that  are  not
inflation-indexed.

Inflation-indexed  securities issued by non-U.S.  government entities are backed only by the credit of the issuer.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions, the fund may purchase securities in advance to generate additional income.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed  securities  offer a  return  linked  to  inflation.  They are designed to protect  investors  from a loss of value due to inflation.  However, inflation-indexed  securities  are still  subject  to the  effects of changes in market interest rates caused by factors other than inflation,  or so-called REAL
INTEREST RATES. Because  inflation-indexed  securities trade at prevailing real, or  after-inflation,  interest  rates,  changes in these rates affect the fund's share value.  Generally,  when real interest  rates rise, the fund's share value will decline. The opposite is true when real interest rates decline.

               THE REAL INTEREST RATE IS THE CURRENT MARKET  INTEREST RATE MINUS
          THE MARKET'S INFLATION EXPECTATIONS.

Although an investment in inflation-indexed  securities issued by entities other
than  the  U.S.   Treasury  or  the  U.S.   government   and  its  agencies  and
instrumentalities  increases the potential credit risk associated with the fund, the  fund  will  attempt  to  mitigate  this  additional  risk by  limiting  its investments  to  issuers  whose  credit  has been  rated BBB or  higher,  or, if unrated, determined to be of equivalent credit quality by the advisor.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

SHORT-TERM GOVERNMENT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Short-Term  Government  seeks high current  income while  maintaining  safety of principal.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys  short-term  securities and will invest at least 80% of its assets in U.S.  government  securities,  including U.S.  Treasury  securities and other securities  issued or  guaranteed  by the U.S.  government  and its agencies and instrumentalities.  In addition,  the fund may invest up to 20% of its assets in investment-grade  debt securities,  including debt securities of U.S. companies, and non-U.S.  government  mortgage-backed,  asset-backed and other  fixed-income securities.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions, the fund may purchase securities, including mortgage dollar rolls, in advance to generate  additional  income. The fund may commit up to 35% of its assets to when-issued or forward commitment agreements.

The  fund  may  invest  in  derivative  instruments  such  as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

The weighted average maturity of the fund is expected to be three years or less.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Interest rate changes  affect the fund's share value.  Generally,  when interest rates rise,  the fund's  share  value will  decline.  The  opposite is true when interest  rates  decline.  This  interest  rate  risk is higher  for  Short-Term
Government than for funds that have shorter weighted average maturities, such as money market funds.

Short-Term  Government invests in mortgage-backed  and asset-backed  securities.
When  homeowners  refinance  their  mortgages  to take  advantage  of  declining interest rates, their existing mortgages are prepaid. The mortgages,  which back the  mortgage-backed  securities  purchased  by  Short-Term  Government,  may be prepaid in this  fashion.  Likewise,  borrowers  may  prepay the credit  card or automobile  trade  receivables,  home equity loans,  corporate loans or bonds or other assets underlying the fund's asset-backed  securities.  When this happens, the fund will be required to purchase new  securities  at current  market rates, which will  usually  be lower.  Because of this  prepayment  risk,  the fund may benefit less from declining interest rates than other short-term funds.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because  a bond  fund  will own many debt  securities,  the  portfolio  managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest  rate  sensitivity  of the entire  portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the  weighted  average  maturity.  The  following  chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                        AMOUNT OF        PERCENT OF     REMAINING    WEIGHTED
                       SECURITY OWNED    PORTFOLIO      MATURITY     MATURITY

Debt Security A         $100,000             25%        4 years      1 year

Debt Security B         $300,000             75%       12 years      9 years

WEIGHTED AVERAGE MATURITY                                           10 YEARS

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the funds invest  primarily in debt securities,  changes in interest rates will affect the funds'  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY     CURRENT PRICE     PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                   $100.00                 $99.06                 -0.94%

3 years                  $100.00                 $97.38                 -2.62%

10 years                 $100.00                 $93.20                 -6.80%

30 years                 $100.00                 $88.69                -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments, the more senior series of debt is first in line for payment.

The portfolio  managers do not invest  solely on the basis of a debt  security's credit rating;  they also consider other factors,  including  potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases  lower-rated debt securities,  it assumes  additional credit risk.

Credit  quality  may be lower when the issuer has any of the  following:  a high debt level, a short operating history, a difficult,  competitive environment, or a less stable cash flow.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The  following  chart  depicts the basic risks of investing in the funds.  It is designed to help you compare  these funds with each other;  it shouldn't be used to compare these funds with other mutual funds.

                                  INTEREST RATE RISK  CREDIT RISK    LIQUIDITY RISK

Ginnie Mae                        Moderate            Very Low       Very Low

Government Agency Money Market    Lowest              Low            Very Low

Government Bond                   Moderate(1)         Low            Very Low

Inflation-Adjusted Bond           Moderate            Moderate       Very Low

Short-Term Government             Low                 Low            Very Low

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET  CONDITIONS,  BUT IT
     MAY FLUCTUATE AS THE PORTFOLIO MANAGERS  REPOSITION THE FUND IN RESPONSE TO
     CHANGING MARKET CONDITIONS.

The funds  engage in a variety of  investment  techniques  as they pursue  their investment objectives. Each technique has its own characteristics,  and may pose some  level of risk to the funds.  If you would  like to learn more about  these techniques,  please review the Statement of Additional Information before making an investment.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees,  investment  advisor and fund  management  teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about the funds'  operations.  Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than  three-fourths  of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services  it  provides  to the funds,  the  advisor  receives a unified management  fee based on a percentage  of the daily net assets of each  specific class of  shares  of the  funds.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  funds  (the  "Category  Fee")  and (ii) the  assets  of all funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary  expenses.  A portion of each fund's management fee may be  paid by the  funds'  advisor  to  unaffiliated  third  parties  who  provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE
ADVISOR AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED MARCH 31, 2005   ADVISOR CLASS    C CLASS

Ginnie Mae                                                 0.32%          0.57%

Government Agency Money Market                             0.22%          N/A(1)

Government Bond                                            0.24%          N/A(1)

Inflation-Adjusted Bond                                    0.24%          N/A(1)

Short-Term Government                                      0.32%          N/A(1)

(1)  THE FUND DOES NOT OFFER C CLASS SHARES.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of  portfolio  managers and analysts to manage the funds.
These teams are organized by broad investment categories,  such as money markets and taxable  bonds.  The  individuals  listed below serve as the lead  portfolio managers for the funds.  As such,  they are ultimately  responsible for security selection and portfolio  construction  for the funds, as well as compliance with stated  investment  objectives  and cash flow  monitoring.  Other members of the investment  teams provide  research and analytical  support but generally do not make day-to-day decisions for the funds.

GINNIE MAE

ALEJANDRO H. AGUILAR

Mr. Aguilar,  Vice President and Senior Portfolio Manager,  has been a member of the team that manages  Ginnie Mae since October 2003. He also is a member of the
American  Century Taxable Bond team. He joined American Century in October 2003.
Prior to joining  American  Century,  he was an Investment  Officer with CalPERS from July  2002 to  September  2003 and  Director  of  Portfolio  Management  at
TIAA-CREF  from May 1997 to April 2002. He has a bachelor's  degree in economics from the  University of California - Berkeley and an MBA from the  University of
Michigan. He is a CFA charterholder.

GOVERNMENT AGENCY MONEY MARKET

ALAN KRUSS

Mr.  Kruss,  Portfolio  Manager,  has been a member  of the  team  that  manages
Government  Agency Money Market since November 2001. He joined American  Century in 1997 as an  Investment  Administrator.  In 2000,  he was named  Fixed  Income
Trader and in 2001, he was named Portfolio  Manager.  He has a bachelor's degree in finance from San Francisco State University.

GOVERNMENT BOND

SHORT-TERM GOVERNMENT

ROBERT V. GAHAGAN

Mr.  Gahagan,  Senior Vice President and Senior  Portfolio  Manager,  has been a member of the teams that manages Government Bond and Short-Term Government since
October 1991. He joined American  Century in 1983 as a Fixed-Income  Analyst and
was promoted to Portfolio  Manager in August 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri - Kansas City.

INFLATION-ADJUSTED BOND

JEREMY FLETCHER

Mr.  Fletcher,  Vice President and Portfolio  Manager,  has been a member of the team that  manages  Inflation-Adjusted  Bond since  August 1997 when he became a portfolio manager. He joined American Century in October 1991. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Trustees  and/or the  advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor  Class and C Class shares are intended for purchase by  participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through  broker-dealers,  banks,  insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell  Education Savings Account (CESA),  and $2,500 for all other accounts.
Purchase orders for C Class shares are limited to amounts less than $1,000,000.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of  Trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

For C Class shares,  if you sell your shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record.  Please note that C Class shares redeemed in this  manner may be subject to a sales  charge if held less than 12 months.  You also may incur tax liability as a result of the redemption.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of C Class shares,  the amount paid to your financial advisor is 1.00% of the amount  invested.  If you redeem your shares within 12 months of purchase  you will pay a CDSC of 1.00%  of the  original  purchase  price or the current market value at  redemption,  whichever is less. The purpose of the CDSC is to permit the fund's  distributor  to recoup all or a portion of the up-front payment made to your financial advisor.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

The information regarding C Class sales charges provided herein is included free of charge  and in a clear and  prominent  format at  americancentury.com  in the
INVESTORS USING ADVISORS and INVESTMENT  PROFESSIONALS portions of the Web site.
From the  description  of C Class shares,  a hyperlink will take you directly to this disclosure.

CDSC WAIVERS

Any applicable contingent deferred sales may be waived in the following cases:

o    redemptions through systematic  withdrawal plans not exceeding annually 12%
     of the lesser of the original purchase cost or current market value

o    distributions from IRAs due to attainment of age 591/2

o    required minimum  distributions from retirement  accounts upon reaching age
     701/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of the fund for C Class  shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent  Deferred  Sales Charge (CDSC) on the shares you exchange,  regardless  of the  length of time you have owned  them.  When you do redeem shares that have been  exchanged,  the CDSC will be based on the date you purchased the original shares.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price.  The fund may use pricing services to assist in the  determination  of  market  value.  Unlisted  securities  for  which  market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable,  except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include,  but are not limited to, a debt  security has been declared in default, or trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means  that a fund will not be  subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest received,  as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

              CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

MONEY MARKET FUNDS

The money  market  fund  declares  distributions  from net income  daily.  These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions  the next business day after your  purchase is  effective.  If you redeem  shares,  you will  receive  the  distribution  declared  for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

o    notify us of your purchase prior to 11 a.m. Central time AND

o    pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also,  we will wire your  redemption  proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

OTHER FUNDS

Each fund pays distributions  from net income monthly.  Each fund generally pays capital gains  distributions,  if any, once a year, usually in December.  A fund may make more  frequent  distributions,  if  necessary,  to comply with Internal
Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                         TAX RATE FOR 10%     TAX RATE FOR
 TYPE OF DISTRIBUTION                    AND 15% BRACKETS     ALL OTHER BRACKETS

Short-term capital gains                 Ordinary Income      Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                   5%                   15%

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the  fund or  whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain and will be  disallowed  to the extent of any  distribution  of  tax-exempt income  to you  with  respect  to those  shares.  If a loss is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

     o    Ginnie Mae - Investor Class, Advisor Class and C Class

     o    Government Agency Money Market - Investor Class and Advisor Class

     o    Government Bond - Investor Class and Advisor Class

     o    Inflation-Adjusted  Bond -  Investor  Class,  Institutional  Class and
          Advisor Class

     o    Short-Term Government - Investor Class and Advisor Class

The shares  offered by this  prospectus  are Advisor  Class and C Class  shares.
Advisor   Class   and   C   Class   shares   are   offered   primarily   through
employer-sponsored   retirement  plans  or  through   institutions  like  banks,
broker-dealers  and insurance  companies.  Ginnie Mae is the only fund currently offering C Class shares.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the other classes of shares not offered by this prospectus, call us at

o  1-800-345-2021 for Investor Class shares

o  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The funds' Advisor Class and C Class shares have a 12b-1 Plan. The plans  provide  for the funds to pay annual  fees of 1.00% for C Class and 0.50%
for  Advisor  Class to the  distributor  for  certain  ongoing  shareholder  and
administrative   services  and  for   distribution   services,   including  past
distribution  services.  Under the Advisor Class Plan,  the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing  shareholder and  administrative  services and half for distribution  services,  including past distribution  services.  The distributor pays  all  or a  portion  of  such  fees  to  the  investment  advisors,  banks, broker-dealers  and  insurance  companies  that make  Advisor  Class and C Class shares  available.  Because these fees are used to pay for services that are not related to  prospective  sales of the funds,  each class will  continue  to make payments  under its plan even if it is closed to new  investors.  Because  these fees are paid out of the funds' assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales  charges.  For additional  information  about the Plans and their terms, see MULTIPLE CLASS STRUCTURE - MASTER  DISTRIBUTION AND SHAREHOLDER
SERVICES PLAN in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting  firm.  Their Report of  Independent
Registered Public  Accounting Firm and the financial  statements are included in the funds' annual reports, which are available upon request.

GINNIE MAE FUND
Advisor Class

[Will insert 3/31/05 audited information]

GINNIE MAE FUND
C Class

[Will insert 3/31/05 audited information]

GOVERNMENT AGENCY MONEY MARKET FUND
Advisor Class

[Will insert 3/31/05 audited information]

GOVERNMENT BOND FUND
Advisor Class

[Will insert 3/31/05 audited information]

INFLATION-ADJUSTED BOND FUND
Advisor Class

[Will insert 3/31/05 audited information]

SHORT-TERM GOVERNMENT FUND
Advisor Class

[Will insert 3/31/05 audited information]

NOTES

NOTES

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the funds' shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                       FUND CODE     TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
GINNIE MAE FUND

   Advisor Class                       770           BGNAX       GinnieMae

   C Class                             470           AGMCX       GinnieMae
--------------------------------------------------------------------------------
GOVERNMENT AGENCY MONEY MARKET FUND

   Advisor Class                       771           ACGXX       AmCGvAg
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

   Advisor Class                       750           ABTAX       GovBnd
--------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND FUND

   Advisor Class                       775           AIAVX       InfAdjBd
--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT FUND

   Advisor Class                       723           TWAVX       SGov
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4363

AMERICAN CENTURY INVESTMENTS

P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0507

SH-PRS-43690

American Century
Investments

statement of
additional information

JULY 29, 2005

AMERICAN CENTURY GOVERNMENT INCOME TRUST

Capital Preservation Fund
Ginnie Mae Fund
Government Agency Money Market Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

This  statement of additional  information  adds to the discussion in the funds'
prospectuses  dated July 29, 2005,  but is not a  prospectus.  The  statement of additional  information  should be read in  conjunction  with the funds' current prospectuses. If you would like a copy of a prospectus, please contact us at the address  or  telephone  numbers  listed  on the back  cover  or  visit  American
Century's Web site at americancentury.com.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  SHAREHOLDERS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc., Distributor

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

THE FUNDS' HISTORY.............................................................X

FUND INVESTMENT GUIDELINES.....................................................X

      The Money Market Funds...................................................X

      The Other Funds..........................................................X

FUND INVESTMENTS AND RISKS.....................................................X

      Investment Strategies and Risks..........................................X

      Investment Policies......................................................X

      Temporary Defensive Measures.............................................X

      Portfolio Turnover.......................................................X

MANAGEMENT.....................................................................X

      The Board of Trustees....................................................X

      Ownership of Fund Shares.................................................X

      Code of Ethics...........................................................X

      Proxy Voting Guidelines..................................................X

      Disclosure of Portfolio Holdings ........................................X

FUNDS' PRINCIPAL SHAREHOLDERS..................................................X

SERVICE PROVIDERS..............................................................X

      Investment Advisor.......................................................X

      Portfolio Managers.......................................................X

      Transfer Agent and Administrator.........................................X

      Distributor..............................................................X

OTHER SERVICE PROVIDERS........................................................X

      Custodian Banks..........................................................X

      Independent Registered Public Accounting Firm                            X

BROKERAGE ALLOCATION...........................................................X

      Regular Broker-Dealers...................................................X

INFORMATION ABOUT FUND SHARES..................................................X

      Multiple Class Structure.................................................X

      Buying, Selling and Exchanging Fund Shares...............................X

      Valuation of a Fund's Securities.........................................X

TAXES..........................................................................X

      Federal Income Tax ......................................................X

      State and Local Taxes....................................................X

FINANCIAL STATEMENTS...........................................................X

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS.................................X

THE FUNDS' HISTORY

American Century  Government Income Trust is a registered,  open-end  management investment company that was organized as a Massachusetts  business trust on July
24, 1985.  Until January 1997, it was known as Benham  Government  Income Trust.
Throughout this statement of additional information we refer to American Century
Government Income Trust as the Trust.

Each fund  described in this  statement of additional  information is a separate series of the Trust and operates for many purposes as if it were an  independent company. Each fund has its own investment objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                    TICKER SYMBOL         INCEPTION DATE
--------------------------------------------------------------------------------
CAPITAL PRESERVATION

   Investor Class                         CPFXX                 10/13/1972
--------------------------------------------------------------------------------
GINNIE MAE

   Investor Class                         BGNMX                 09/23/1985
   Advisor Class                          BGNAX                 10/09/1997
   C Class                                AGMCX                 06/15/2001
--------------------------------------------------------------------------------
GOVERNMENT AGENCY MONEY MARKET

   Investor Class                         BGAXX                 12/05/1989
   Advisor Class                          ACGXX                 04/12/1999
--------------------------------------------------------------------------------
GOVERNMENT BOND

   Investor Class                         CPTNX                 05/16/1980
   Advisor Class                          ABTAX                 10/09/1997
--------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND

   Investor Class                         ACITX                 02/10/1997
   Institutional Class                    AIANX                 10/01/2002
   Advisor Class                          AIAVX                 06/15/1998
--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT

   Investor Class                         TWUSX                 12/15/1982
   Advisor Class                          TWAVX                 07/08/1998

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND RISKS, page x.  In the  case  of the  funds'  principal  investment  strategies,  these descriptions elaborate upon discussion contained in the prospectus.

Each fund  (except  the money  market  funds) is  diversified  as defined in the
Investment  Company Act of 1940.  Diversified means that, with respect to 75% of its total assets,  each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities).

The money  market  funds  operate  pursuant  to Rule 2a-7  under the  Investment
Company Act of 1940, which permits the valuation of portfolio  securities on the basis of amortized  cost.  To rely on Rule 2a-7,  the funds must comply with the definition of diversified under the rule.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter  of its  taxable  year (1) no more  than  25% of its  total  assets  are invested in the securities of a single issuer (other than the U.S. government or a regulated  investment  company);  and (2) with  respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

THE MONEY MARKET FUNDS

Each of the money market  funds seeks to maintain a $1.00 share price,  although there is no  guarantee  they will be able to do so.  Shares of the money  market funds are neither insured nor guaranteed by the U.S. government.

CAPITAL PRESERVATION

Capital Preservation seeks maximum safety and liquidity. Its secondary objective is to seek  to pay  its  shareholders  the  highest  rate  of  return  on  their investment in Capital Preservation consistent with safety and liquidity. Capital
Preservation  pursues its  investment  objectives  by investing  exclusively  in short-term  U.S.  Treasury  securities  guaranteed  by the direct full faith and credit pledge of the U.S.  government.  Capital  Preservation's  dollar-weighted average portfolio maturity will not exceed 90 days.

While the risks associated with investing in short-term U.S. Treasury securities are very low, an investment in Capital Preservation is not risk-free.

GOVERNMENT AGENCY MONEY MARKET

Government  Agency  Money  Market  seeks to provide the highest  rate of current return on its  investments,  consistent with safety of principal and maintenance of liquidity,  by investing  exclusively  in short-term  obligations of the U.S.
government  and its  agencies  and  instrumentalities,  the income from which is exempt from state  taxes.  Under normal  conditions,  at least 80% of the fund's assets are invested in securities  issued by agencies and  instrumentalities  of the U.S.  government  and by the U.S.  Treasury.  Assets not  invested  in these securities are invested in U.S.  Treasury  securities.  For temporary  defensive purposes,  the  fund  may  invest  up to 100%  of its  assets  in U.S.  Treasury securities.  The fund's weighted average  portfolio  maturity will not exceed 90 days.

The U.S. government provides varying levels of financial support to its agencies and instrumentalities.

THE OTHER FUNDS

Ginnie Mae

The Ginnie Mae Fund seeks high current  income while  maintaining  liquidity and safety of principal by investing  primarily in GNMA  certificates.  Under normal market  conditions,  the fund invests at least 80% of its assets in certificates issued by the Government National Mortgage Association (GNMA).

Ginnie Mae  certificates  represent  interests in pools of mortgage loans and in the cash flows from those loans.  These  certificates are guaranteed by the GNMA and are  backed by the full faith and  credit of the U.S.  government  as to the timely  payment of interest  and  repayment  of  principal.  This means that the
Ginnie Mae Fund  receives its share of interest and  principal  payments owed on the  underlying  pool of mortgage  loans,  regardless of whether  borrowers make their scheduled mortgage payments.

The fund also may buy securities issued by the U.S.  government and its agencies and  instrumentalities,  including  mortgage-backed  securities  issued  by  the
Federal  National  Mortgage  Association  (Fannie Mae) and the Federal Home Loan
Mortgage  Corporation  (Freddie Mac), among others. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. For temporary defensive purposes,  the Ginnie Mae Fund may invest 100% of its assets in these securities.

A unique feature of mortgage-backed  securities,  such as GNMA certificates,  is that their  principal is scheduled to be paid back gradually for the duration of the  loan  rather  than in one lump sum at  maturity.  Investors  (such as those investing  in the  Ginnie  Mae  Fund)  receive  scheduled  monthly  payments  of principal and interest,  but they also may receive  unscheduled  prepayments  of principal on the underlying mortgages. See Mortgage-Related Securities on page x for a discussion of prepayment risk

INFLATION-ADJUSTED BOND

Inflation-Adjusted  Bond  pursues  its  investment  objective  by  investing  in
inflation-indexed   securities.   These  securities  include   inflation-indexed
Treasury  securities  that are  backed by the full  faith and credit of the U.S.
government and indexed or otherwise  structured by the U.S.  Treasury to provide protection against inflation.  Inflation-indexed securities may be issued by the
U.S.  Treasury  in the form of notes or  bonds.  The  fund  also may  invest  in
inflation-indexed   securities   issued   by  U.S.   government   agencies   and
instrumentalities  other  than the U. S.  Treasury.  In  addition,  the fund may invest in  inflation-indexed  securities  issued by entities other than the U.S.
Treasury or the U.S. government and its agencies and instrumentalities,  such as
U.S. corporations.  Under normal market conditions the fund invests at least 80%
of its assets in inflation-adjusted  debt securities.  The fund may invest up to
20% of its assets in traditional U.S. Treasury,  U.S. government agency or other
non-U.S. government securities that are not inflation-indexed, and in derivative instruments such as options,  futures  contracts,  options on futures contracts, and  swap  agreements  (including,  but not  limited  to,  credit  default  swap agreements),  or in mortgage- or  asset-backed  securities,  provided  that such investments are in keeping with the fund's investment objective.

Inflation-Adjusted Bond also may invest in U.S. Treasury securities that are not indexed to inflation for liquidity and total return purposes,  or if at any time the portfolio  managers  believe there is an  inadequate  supply of  appropriate inflation-indexed  securities  in which to invest or when such  investments  are required as a temporary defensive measure.  Inflation-Adjusted  Bond's portfolio may consist of any  combination of these  securities  consistent with investment strategies  employed  by the  advisor.  While  Inflation-Adjusted  Bond seeks to provide  a  measure  of  inflation  protection  to its  investors,  there  is no assurance  that the  fund  will  provide  less  risk  than a fund  investing  in conventional fixed-principal securities.

There are no maturity  or  duration  restrictions  for the  securities  in which
Inflation-Adjusted   Bond   may   invest.   The   U.S.   Treasury   has   issued
inflation-indexed  Treasury  securities  with  five-year,  10-year  and  30-year maturities.

Inflation-Adjusted  Bond may be  appropriate  for  investors  who are seeking to protect  all or a part  of  their  investment  portfolio  from  the  effects  of inflation.

Traditional  fixed-principal  notes  and  bonds  pay a stated  return or rate of interest in dollars and are redeemed at their par amount.  Inflation  during the period that the securities are outstanding  will diminish the future  purchasing power  of  these  dollars.  Inflation-Adjusted  Bond is  designed  to serve as a vehicle to protect against this diminishing effect.  Inflation-Adjusted  Bond is
designed  to  provide   total   return   consistent   with  an   investment   in
inflation-indexed securities.  Inflation-Adjusted Bond's yield will reflect both
the   inflation-adjusted   interest  income  and  the  inflation  adjustment  to
principal,  which are  features  of  inflation-indexed  securities.  The current income  generated  by  Inflation-Adjusted  Bond will  vary  with  month-to-month
changes  in  the  Consumer  Price  Index  and  may  be  substantially   more  or
substantially less than traditional fixed-principal securities.

There are special  investment  risks,  particularly  share price  volatility and
potential   adverse   tax   consequences,    associated   with   investment   in
inflation-indexed  securities.  These risks are described in the section  titled
INVESTMENT  STRATEGIES  AND  RISKS  on page x.  You  should  read  that  section carefully  to make sure you  understand  the nature of  Inflation-Adjusted  Bond before you invest in the fund.

SHORT-TERM GOVERNMENT

Short-Term  Government  seeks to provide  investors with a high level of current income while maintaining safety of principal. Short-Term Government pursues this objective by investing  primarily in securities issued or guaranteed by the U.S.
government  or its  agencies or  instrumentalities,  including  mortgage-backed, asset-backed  and other  securities in keeping with its  investment  objectives.
Under  normal  conditions,  the  portfolio  managers  invest  at  least  80%  of
Short-Term  Government's  assets in  securities of the U.S.  government  and its agencies and instrumentalities and maintain a weighted average maturity of three years or less.  The portfolio  managers may invest up to 20% of the fund's total assets in investment-grade debt securities of U.S. companies.

GOVERNMENT BOND

Government  Bond seeks to provide a high level of current  income  under  normal market conditions. Government Bond pursues its investment objective by investing at least 80% of its assets in  securities  issued or  guaranteed by agencies and instrumentalities of the U.S. government,  including mortgage-backed securities.
It may invest in U.S. Treasury bills,  bonds, notes and zero-coupon  securities, all of which are backed by the direct  full faith and credit  pledge of the U.S.
government.   It  also  may  invest  in   securities   issued  by  agencies  and
instrumentalities of the U.S. government other than the U.S. Treasury.  The U.S.
government  provides  varying  levels of  financial  support to these  agencies.
Government  Bond invests in securities of all maturity ranges and is not limited to a specific  weighted  average  portfolio  maturity range.  Government  Bond's weighted  average  portfolio  maturity  varies as  determined  by the  portfolio managers,  taking  into  consideration  market  conditions  and  other  relevant factors.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk profile.

U.S. GOVERNMENT SECURITIES

U.S.  Treasury  bills,  notes,  zero-coupon  bonds  and other  bonds are  direct obligations  of the U.S.  Treasury,  which has never  failed to pay interest and repay principal when due. Treasury bills have initial  maturities of one year or less,  Treasury  notes  from two to 10 years,  and  Treasury  bonds more than 10 years.  Although U.S. Treasury securities carry little principal risk if held to maturity,  the  prices of these  securities  (like all debt  securities)  change between issuance and maturity in response to fluctuating market interest rates.

A  number  of  U.S.  government  agencies  and   instrumentalities   issue  debt
securities.  These  agencies  generally  are  created by  Congress  to fulfill a specific need, such as providing  credit to home buyers or farmers.  Among these agencies are the Federal Home Loan Banks,  the Federal  Farm Credit  Banks,  the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some  agency  securities  are backed by the full faith and credit  pledge of the
U.S.  government,  and some are guaranteed  only by the issuing  agency.  Agency securities  typically offer somewhat higher yields than U.S. Treasury securities with similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency  securities may be fixed for the term of the investment
(fixed-rate   agency   securities)   or  tied  to  prevailing   interest   rates
(floating-rate agency securities).  Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate  agency  securities  frequently  have caps  limiting the extent to which coupon rates can be raised.  The price of a floating-rate  agency security may decline if its capped coupon rate is lower than  prevailing  market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits  redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest  rate  resets  on  floating-rate  U.S.   government  agency  securities
generally  occur at  intervals  of one year or less in  response to changes in a predetermined  interest  rate index.  There are two main  categories of indices:
those based on U.S.  Treasury  securities  and those  derived  from a calculated measure,  such as a  cost-of-funds  index.  Commonly  used  indices  include the three-month,  six-month and one-year  Treasury bill rates; the two-year Treasury note yield;  the  Eleventh  District  Federal Home Loan Bank Cost of Funds Index
(EDCOFI);  and the London  Interbank  Offered Rate (LIBOR).  Fluctuations in the
prices  of  floating-rate  U.S.   government  agency  securities  are  typically
attributed  to  differences  between the coupon  rates on these  securities  and prevailing market interest rates between interest rate reset dates.

MASTER DEMAND NOTES (GOVERNMENT AGENCY MONEY MARKET ONLY)

Government  Agency Money Market may acquire  variable-rate  master  demand notes
issued  by  U.S.   government  agencies  such  as  the  Student  Loan  Marketing
Association.  Master  demand notes allow the fund to lend money at varying rates of interest  under direct  agreements  with  borrowers.  The fund may adjust the amount of money loaned under a master demand note daily or weekly up to the full amount  specified in the  agreement,  and the borrower may prepay up to the full amount of the loan without penalty. Master demand notes may or may not be backed by bank letters of credit. As direct  agreements  between lenders and borrowers, there is no secondary  market for master demand  notes.  These  instruments  are redeemable  (immediately repayable by the borrower) at par plus accrued interest at any time.

ZERO-COUPON SECURITIES

ZERO-COUPON TREASURY AND TREASURY-EQUIVALENT SECURITIES

Zero-coupon  U.S.  Treasury  securities  (or zeros) are the  unmatured  interest coupons  and  underlying  principal  portions  of U.S.  Treasury  bonds.  Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their  face  value  and all of the  interest  and  principal  is paid  when  the securities mature.  Originally,  these securities were created by broker-dealers who bought Treasury bonds and deposited these  securities with a custodian bank.
The broker-dealers  then sold receipts  representing  ownership interests in the coupons  or  principal  portions  of the bonds.  Some  examples  of  zero-coupon securities sold through  custodial  receipt  programs are CATS  (Certificates of
Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and
generic TRs (Treasury Receipts).

The U.S. Treasury  subsequently  introduced a program called Separate Trading of
Registered  Interest and  Principal of  Securities  (STRIPS),  through  which it exchanges  eligible  securities  for their  component  parts and then allows the component parts to trade in book-entry  form.  STRIPS are direct  obligations of the  U.S.  government  and have the same  credit  risks as other  U.S.  Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that  are  ultimately  backed  by  obligations  of the  U.S.  Treasury  and  are considered  by the market place to be backed by the full faith and credit of the
U.S.  Treasury.  These  securities are created by financial  institutions  (like broker-dealers) and by U.S.  government  agencies.  For example,  the Resolution
Funding   Corporation   (REFCORP)  issues  bonds  whose  interest  payments  are
guaranteed  by the U.S.  Treasury  and whose  principal  amounts  are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the
Federal  Reserve Bank of New York.  The  principal  amount and maturity  date of
REFCORP  bonds  are  the  same  as the  par  amount  and  maturity  date  of the corresponding  zeros; upon maturity,  REFCORP bonds are repaid from the proceeds of the zeros.  REFCORP zeros are the unmatured coupons and principal portions of
REFCORP bonds.

The U.S.  government may issue securities in zero-coupon  form. These securities are referred to as original issue zero-coupon securities.

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES

A number of U.S.  government  agencies  issue debt  securities.  These  agencies generally are created by Congress to fulfill a specific need,  such as providing credit to  homebuyers  or farmers.  Among these  agencies are the Farm Home Loan
Banks,   the  Federal  Farm  Credit  Banks,   and  the  Student  Loan  Marketing
Association.

Zero-coupon  U.S.  government  agency  securities  operate in all respects  like zero-coupon  Treasury  securities  and their  equivalents,  except that they are created by separating a U.S.  government  agency  bond's  interest and principal payment  obligations.  The final maturity value of a zero-coupon U.S. government agency  security  is a  debt  obligation  of the  issuing  agency.  Some  agency securities  are  backed  by the  full  faith  and  credit  pledge  of  the  U.S.
government,  while  others are  guaranteed  only by the issuing  agency.  Agency securities  typically offer somewhat higher yields than U.S. Treasury securities with similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Securities issued by U.S.  government  agencies in zero-coupon form are referred to as original issue zero-coupon securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in securities  that are commonly  referred to as  derivative  securities.
Generally, a derivative security is a financial arrangement,  the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain  derivative  securities  may be described as structured  investments.  A structured  investment is a security  whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments
include    asset-backed    securities   (ABS),    commercial   and   residential
mortgage-backed   securities  (MBS  and  CMBS),  and   collateralized   mortgage
obligations (CMO), which are described more fully below.  Structured investments also  include  securities  backed  by  other  types  of  collateral.  Structured investments  involve the  transfer of  specified  financial  assets to a special purpose  entity,  generally a corporation or trust,  or the deposit of financial assets with a custodian;  and the issuance of securities or depositary  receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the  counter.  Structured  investments  may be  organized  and  operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of  the  security  are  outside  acceptable  limits  set  forth  in  the  fund's prospectus.  The Board of Trustees has approved the advisor's  policy  regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides, among other  things,  that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the  notional  value of the investment.  The policy also  establishes a committee  that must review  certain proposed  purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Trustees as necessary.

MORTGAGE-RELATED SECURITIES

BACKGROUND

A  mortgage-backed  security  represents  an  ownership  interest  in a pool  of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at  maturity,  mortgage-backed  securities  return  principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on mortgage-backed  securities is irregular.  If mortgage holders sell their homes, refinance  their loans,  prepay their  mortgages or default on their loans,  the principal is distributed pro rata to investors.

As with other fixed-income securities,  the prices of mortgage-backed securities fluctuate in response to changing  interest rates; when interest rates fall, the prices of  mortgage-backed  securities rise, and vice versa.  Changing  interest rates have additional  significance for  mortgage-backed  securities  investors, however,  because they influence  prepayment  rates (the rates at which mortgage
holders   prepay  their   mortgages),   which  in  turn  affect  the  yields  on
mortgage-backed  securities.  When  interest  rates  decline,  prepayment  rates generally  increase.  Mortgage  holders  take  advantage of the  opportunity  to refinance  their  mortgages  at lower rates with lower  monthly  payments.  When interest  rates rise,  mortgage  holders are less  inclined to  refinance  their mortgages.  The effect of  prepayment  activity on yield  depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage  Association (GNMA) is a wholly owned corporate instrumentality  of the United States within the Department of Housing and Urban
Development.  The  National  Housing  Act of 1934  (Housing  Act),  as  amended, authorizes  GNMA to guarantee  the timely  payment of interest and  repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing  Administration  under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans),  or  guaranteed  by the  Department of Veterans
Affairs under the Servicemen's  Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible  mortgage loans. The Housing Act provides that the full faith and credit of the U.S.  government  is pledged to the  payment of all amounts that may be required to be paid under any guarantee.  GNMA has unlimited authority  to borrow  from the U.S.  Treasury  in order to meet its  obligations under this guarantee.

GNMA  certificates  represent  a pro rata  interest  in one or more pools of the following types of mortgage loans:  (a) fixed-rate level payment mortgage loans;
(b) fixed-rate  graduated payment mortgage loans (GPMs);  (c) fixed-rate growing
equity  mortgage  loans  (GEMs);  (d)  fixed-rate   mortgage  loans  secured  by
manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential
properties  under   construction   (CLCs);   (f)  mortgage  loans  on  completed
multifamily  projects  (PLCs);  (g) fixed-rate  mortgage loans that use escrowed funds to reduce the borrower's  monthly  payments  during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment  adjustments  based on periodic  changes in  interest  rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National  Mortgage  Association  (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally  established in 1938 as a U.S.  government agency designed to provide  supplemental  liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by  legislation  enacted in 1968.  Fannie Mae acquires  capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds  available for housing.  This money is used to buy home mortgage loans from local lenders,  replenishing  the supply of capital available for mortgage lending.

Fannie Mae  certificates  represent a pro rata  interest in one or more pools of
FHA Loans,  VA Loans,  or, most  commonly,  conventional  mortgage  loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following  types:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate  graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie  Mae  certificates  entitle  the  registered  holder to  receive  amounts representing  a pro rata interest in scheduled  principal and interest  payments
(at the  certificate's  pass-through  rate,  which is net of any  servicing  and guarantee fees on the underlying mortgage loans), any principal prepayments, and a  proportionate  interest in the full  principal  amount of any  foreclosed  or otherwise  liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae  certificate  is  guaranteed by Fannie
Mae;  this  guarantee  is not  backed by the full  faith and  credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality  of the United States  created  pursuant to the  Emergency  Home
Finance  Act of 1970  (FHLMC  Act),  as  amended.  Freddie  Mac was  established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing  first-lien  conventional  residential mortgage  loans  (and  participation  interests  in  such  mortgage  loans)  and reselling  these  loans in the  form of  mortgage-backed  securities,  primarily
Freddie Mac certificates.

Freddie Mac  certificates  represent a pro rata  interest in a group of mortgage loans (a Freddie Mac certificate  group)  purchased by Freddie Mac. The mortgage loans underlying  Freddie Mac certificates  consist of fixed- or adjustable-rate mortgage  loans  with  original  terms to  maturity  of between 10 and 30 years, substantially  all of which are secured by  first-liens  on one- to  four-family residential  properties or  multifamily  projects.  Each mortgage loan must meet standards  set  forth in the FHLMC  Act.  A Freddie  Mac  certificate  group may include whole loans, participation interests in whole loans, undivided interests in whole loans,  and  participations  composing  another Freddie Mac certificate group.

Freddie Mac guarantees to each  registered  holder of a Freddie Mac  certificate the timely  payment of interest  at the rate  provided  for by the  certificate.
Freddie Mac also guarantees  ultimate collection of all principal on the related mortgage  loans,  without  any  offset  or  deduction,  but  generally  does not guarantee the timely repayment of principal.  Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure  sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after  demand has been made upon the  mortgager for accelerated payment of principal.  Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED  MORTGAGE  OBLIGATIONS  (CMOS) (GINNIE MAE,  GOVERNMENT  BOND AND
SHORT-TERM GOVERNMENT ONLY)

A  CMO  is  a  multiclass  bond  backed  by  a  pool  of  mortgage  pass-through certificates or mortgage loans.  CMOs may be  collateralized by (a) GNMA, Fannie
Mae or Freddie Mac  pass-through  certificates;  (b)  unsecured  mortgage  loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans'  Affairs;  (c)  unsecuritized   conventional  mortgages;  or  (d)  any
combination thereof.

In  structuring  a CMO,  an issuer  distributes  cash  flow from the  underlying collateral over a series of classes called tranches. Each CMO is a set of two or more  tranches,  with  average  lives and cash flow  patterns  designed  to meet specific investment  objectives.  The average life expectancies of the different tranches in a four-part  deal,  for example,  might be two,  five,  seven and 20 years.

As payments on the underlying mortgage loans are collected,  the CMO issuer pays the coupon rate of interest to the  bondholders in each tranche.  At the outset, scheduled  and  unscheduled  principal  payments  go to  investors  in the first tranches.  Investors in later tranches do not begin receiving principal payments until the prior  tranches  are paid off.  This  basic  type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are  transferred from one tranche to another.  Prepayment  stability is improved in some tranches if other tranches absorb more prepayment variability.

The final  tranche of a CMO often  takes the form of a Z-bond,  also known as an accrual  bond or accretion  bond.  Holders of these  securities  receive no cash until the earlier  tranches  are paid in full.  During the period that the other tranches are outstanding,  periodic  interest  payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment,  however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned  amortization  class (PAC) and targeted  amortization  class (TAC),  for example,  were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds  assure to varying  degrees  that  investors  will receive payments over a predetermined period under various prepayment scenarios.
Although  PAC and TAC bonds are  similar,  PAC bonds are better  able to provide stable cash flows under various  prepayment  scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the  stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond,  support or non-PAC bond -- that absorbs the  variability of principal  cash flows.  Because companion bonds have a high degree of average life  variability,  they generally pay a higher yield. A TAC bond can have some of the prepayment  variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate  CMO tranches  (floaters)  pay a variable rate of interest that is usually tied to the LIBOR.  Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive  investments.
Super  floaters  (which  float a certain  percentage  above  LIBOR) and  inverse floaters  (which  float  inversely  to  LIBOR)  are  variations  on the  floater structure that have highly variable cash flows.

Ginnie Mae may buy only GNMA-backed CMOS.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped  mortgage-backed  securities are created by segregating  the cash flows from underlying  mortgage loans or mortgage securities to create two or more new securities,  each  with a  specified  percentage  of the  underlying  security's principal  or interest  payments.  Mortgage-backed  securities  may be partially stripped so that each investor class receives some interest and some  principal.
When  securities  are  completely  stripped,  however,  all of the  interest  is distributed  to  holders  of one type of  security,  known  as an  interest-only security,  or IO, and all of the principal is  distributed to holders of another type of  security  known as a  principal-only  security,  or PO.  Strips  can be created in a pass-through structure or as tranches of a CMO.

The  market  values  of IOs and POs are  very  sensitive  to  interest  rate and prepayment rate fluctuations.  POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends  on  whether  the  mortgage  collateral  was  purchased  at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than  prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments  because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities  created from a pool of commercial  mortgage loans,  such as loans for hotels, shopping centers, office buildings,  apartment buildings,  and the like.  Interest and principal payments from these loans are passed on to the investor according to a particular  schedule of payments.  They may be issued by
U.S.  government  agencies  or by private  issuers.  The credit  quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes.  Multiple  classes may permit the issuance of  securities  with payment terms,  interest  rates, or other  characteristics  differing both from those of each other and those of the underlying  assets.  Examples include classes having characteristics  such as floating  interest rates or scheduled  amortization  of principal.  Rating agencies rate the individual classes of the deal based on the degree of seniority or  subordination  of a particular  class and other factors.
The value of these securities may change because of actual or perceived  changes in the  creditworthiness of individual  borrowers,  their tenants, the servicing agents, or the general state of commercial real estate and other factors.

CMBS may be  partially  stripped  so that  each  investor  class  receives  some interest and some principal.  When securities are completely stripped,  however, all of the interest is distributed to holders of one type of security,  known as an  interest-only  security  (IO),  and all of the principal is  distributed  to holders of another type of security known as a principal-only security (PO). The funds are permitted to invest in IO classes of CMBS. As interest  rates rise and fall,  the value of IOs tends to move in the same  direction as interest  rates.
The cash flows and yields on IO classes are  extremely  sensitive to the rate of principal payments  (including  prepayments) on the related underlying  mortgage assets.  In the  cases of IOs,  prepayments  affect  the  amount  of cash  flows provided to the investor.  If the underlying  mortgage assets experience greater than anticipated  prepayments of principal, an investor may fail to fully recoup its initial  investment in an IO class of a stripped  mortgage-backed  security, even if the IO class is rated  AAA or Aaa or is  derived  from a full  faith and credit obligation.  However,  because commercial  mortgages are often locked out from prepayment,  or have high prepayment  penalties or a defeasance  mechanism, the prepayment  risk associated with a CMBS IO class is generally less than that of a residential IO.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs  eligible for  inclusion in a mortgage  pool  generally  will provide for a fixed initial mortgage  interest rate for a specified period of time,  generally for  either  the first  three,  six,  12,  24,  36, 60 or 84  scheduled  monthly payments.  Thereafter,  the  interest  rates are subject to periodic  adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage  interest rate may not vary over the  lifetime of the loan.  Certain  ARMs  provide for  additional limitations on the maximum amount by which the mortgage interest rate may adjust for any  single  adjustment  period.  Negatively  amortizing  ARMs  may  provide limitations on changes in the required monthly  payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary  to  amortize  a  negatively  amortizing  ARM by its  maturity  at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate  adjustments:
those based on market rates and those based on a calculated  measure,  such as a cost-of-funds  index or a moving average of mortgage  rates.  Commonly  utilized indices include the one-year,  three-year and five-year  constant  maturity U.S.
Treasury  rates (as  reported by the Federal  Reserve  Board);  the  three-month
Treasury  bill  rate;  the  180-day  Treasury  bill rate;  rates on  longer-term
Treasury securities;  the Eleventh District Federal Home Loan Bank Cost of Funds
Index  (EDCOFI);  the  National  Median  Cost of  Funds  Index;  the  one-month, three-month,  six-month or one-year London  Interbank  Offered Rate (LIBOR);  or six-month  CD  rates.  Some  indices,  such as the  one-year  constant  maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI  reflects the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member  institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco),  as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the  Federal  Reserve  Bank of New York,  based on daily  closing  bid yields on actively traded Treasury  securities  submitted by five leading  broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National  Median Cost of Funds Index,  similar to the EDCOFI,  is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and  represents  the average monthly  interest  expenses on  liabilities  of member  institutions.  A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer  Eurodollars  in trades between banks.  LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The  portfolio  managers  may  invest  in  ARMs  whose  periodic  interest  rate adjustments are based on new indices as these indices become available.

MORTGAGE DOLLAR ROLLS

The  funds  may  enter  into  mortgage  dollar  rolls  in  which  a  fund  sells mortgage-backed securities to financial institutions for delivery in the current month  and  simultaneously  contracts  to  repurchase  similar  securities  on a specified  future date.  During the period between the sale and repurchase  (the
"roll   period"),   the  fund  forgoes   principal  and  interest  paid  on  the
mortgage-backed  securities.  The fund is compensated by the difference  between the current  sales  price and the lower  forward  price for the future  purchase
(often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds  generated from the transaction  to invest in short term  investments  and/or other  mortgage-backed securities, which may enhance the fund's current yield and total return.

For each  mortgage  dollar  roll  transaction,  a fund  will  cover  the roll by segregating  on its books an  offsetting  cash  position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such  securities  to  determine  that the value  equals or exceeds the  mortgage dollar roll contract price.

A fund could suffer a loss if the contracting  party fails to perform the future transaction  and the fund is  therefore  unable to buy back the  mortgage-backed
securities  it  initially   sold.   The  fund  also  takes  the  risk  that  the
mortgage-backed  securities  that it  repurchases at a later date will have less favorable market characteristics than the securities originally sold.

ASSET-BACKED SECURITIES (ABS)

ABS are  structured  like  mortgage-backed  securities,  but instead of mortgage loans or interest in mortgage  loans,  the  underlying  assets may include,  for example,  such items as motor  vehicle  installment  sales or  installment  loan contracts,  leases of various types of real and personal  property,  home equity loans,  student loans,  small business loans,  and receivables  from credit card agreements.  The ability of an issuer of asset-backed  securities to enforce its security interest in the underlying  assets may be limited.  The value of an ABS is  affected by changes in the  market's  perception  of the assets  backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator  of the loans,  or the  financial  institution  providing  any credit enhancement.

Payments  of  principal  and  interest  passed  through  to  holders  of ABS are typically  supported  by some  form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity or a priority  to certain of the borrower's  other  securities.  The degree of credit  enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit enhancement of an ABS held by the fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less  effective  than other  types of  securities  as a means of "locking in" attractive  long-term  interest  rates.  One reason is the need to  reinvest  prepayments  of  principal;  another  is the  possibility  of significant  unscheduled  prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities  may have less potential for capital  appreciation  during periods of declining  interest  rates  than  other  securities  of  comparable  maturities, although they may have a similar risk of decline in market value during  periods of  rising  interest  rates.  Prepayments  may also  significantly  shorten  the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in  prepayments  may  increase the  effective  maturities  of these  securities, subjecting  them to a greater  risk of decline in market  value in  response  to
rising  interest  rates  than  traditional  debt  securities,   and,  therefore,
potentially increasing the volatility of the fund.

The risks of investing in ABS are  ultimately  dependent  upon the  repayment of loans  by the  individual  or  corporate  borrowers.  Although  the  fund  would generally have no recourse  against the entity that  originated the loans in the event of default by a borrower,  ABS typically  are  structured to mitigate this risk of default.

Asset-backed  securities are generally issued in more than one class,  each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to  payments  is made  subordinate  to the right to such  payments  of the remaining  class or classes.  Multiple  classes  also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include  so-called  strips  (asset-backed  securities  entitling  the  holder to disproportionate  interests  with  respect to the  allocation  of  interest  and principal  of the assets  backing the  security),  and  securities  with classes having characteristics such as floating interest rates or scheduled amortization of principal.

SWAP AGREEMENTS

Each fund  (except  the  money  market  funds)  may  invest in swap  agreements, consistent with its investment objective and strategies. A fund may enter into a swap  agreement  in order to,  for  example,  attempt  to obtain or  preserve  a particular  return or spread at a lower cost than  obtaining  a return or spread through purchases and/or sales of instruments in other markets;  protect against currency  fluctuations;  attempt  to manage  duration  to  protect  against  any increase in the price of securities the fund  anticipates  purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance income by selling  protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

INFLATION-INDEXED SECURITIES

The funds may purchase inflation-indexed securities issued by the U.S. Treasury,
U.S. government agencies and instrumentalities other than the U.S. Treasury, and
entities  other  than  the  U.S.  Treasury  or  U.S.   government  agencies  and
instrumentalities.

Inflation-indexed securities are designed to offer a return linked to inflation, thereby  protecting  future  purchasing  power of the  money  invested  in them.
However, inflation-indexed securities provide this protected return only if held to maturity.  In  addition,  inflation-indexed  securities  may not trade at par value.  Real interest  rates (the market rate of interest  less the  anticipated rate of inflation)  change over time as a result of many  factors,  such as what investors  are  demanding as a true value for money.  When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional  bonds,  because these securities were sold originally based upon a real interest rate that is no longer prevailing.  Should market expectations for real interest  rates rise,  the price of  inflation-indexed  securities  and the share price of  Inflation-Adjusted  Bond will fall. Investors in the fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An  investment  in  securities  featuring  inflation-adjusted  principal  and/or interest  involves factors not associated with more traditional  fixed-principal securities. Such factors include the possibility that the inflation index may be subject  to  significant  changes,  that  changes  in the  index  may or may not correlate to changes in interest rates generally or changes in other indices, or that the  resulting  interest  may be greater or less than that payable on other securities of similar  maturities.  In the event of sustained  deflation,  it is possible that the amount of semiannual interest payments, the inflation-adjusted principal  of the  security  and the  value  of the  stripped  components,  will decrease. If any of these possibilities are realized,  Inflation-Adjusted Bond's net asset value could be negatively affected.

INFLATION-INDEXED TREASURY SECURITIES

Inflation-indexed  U.S. Treasury  securities are U.S. Treasury securities with a
final  value  and  interest   payment  stream  linked  to  the  inflation  rate.
Inflation-indexed  U.S. Treasury securities may be issued in either note or bond form.  Inflation-indexed  U.S.  Treasury  notes have  maturities of at least one year,  but not more than 10 years.  Inflation-indexed  U.S.  Treasury bonds have maturities of more than 10 years.

Inflation-indexed  U.S.  Treasury  securities  may be  attractive  to  investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997.  Inflation-indexed  U.S. Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION  INDEX - The principal value of  inflation-indexed  U.S.
Treasury  securities  will be  adjusted  to  reflect  changes  in the  level  of inflation. The index for measuring the inflation rate for inflation-indexed U.S.
Treasury  securities is the non-seasonally  adjusted U.S. City Average All Items
Consumer Price for All Urban Consumers  Index  (Consumer Price Index)  published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

Semiannual  coupon  interest  payments  are  made at a fixed  percentage  of the inflation-indexed  principal value. The coupon rate for the semiannual  interest
rate  of  each  issuance  of  inflation-indexed   U.S.  Treasury  securities  is
determined  at the  time  the  securities  are  sold  to the  public  (i.e.,  by competitive  bids in the  auction).  The coupon  rate will likely  reflect  real yields  available in the U.S.  Treasury  market;  real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest  payment made on the securities,  the repayment of principal at the maturity of the security is guaranteed  by the U.S.  Treasury to be no less than the original face or par amount of the security at the time of issuance.

INDEXING  METHODOLOGY - The principal value of  inflation-indexed  U.S. Treasury securities will be indexed, or adjusted,  to account for changes in the Consumer
Price Index.  Semiannual  coupon interest  payment amounts will be determined by multiplying the  inflation-indexed  principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION - The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted  principal will be treated as interest  income  subject to  taxation.  Interest  payments  are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the  adjustment  is made,  not at maturity of the security  when the cash from the repayment of principal is received.  If an upward  adjustment  has been  made  (which  typically  should  happen),  investors  in  non-tax-deferred accounts  will pay taxes on this  amount  currently.  Decreases  in the  indexed principal  can be  deducted  only from  current or  previous  interest  payments reported as income.

Inflation-indexed  U.S. Treasury securities therefore have a potential cash flow
mismatch   to  an   investor,   because   investors   must  pay   taxes  on  the
inflation-adjusted  principal before the repayment of principal is received.  It
is  possible  that,   particularly  for  high  income  tax  bracket   investors,
inflation-indexed U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create.  This is similar to the current tax treatment for zero-coupon  bonds and other discount  securities.  If inflation-indexed  U.S. Treasury securities are sold prior to maturity,  capital losses or gains are realized in the same manner as traditional bonds.

Inflation-Adjusted  Bond,  however,  distributes  all income on a monthly basis.
Investors in Inflation-Adjusted  Bond will receive dividends that represent both the interest  payments and the principal  adjustments  of the  inflation-indexed securities  held in the fund's  portfolio.  An investment in  Inflation-Adjusted
Bond may, therefore,  be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed  securities. For more information about taxes and their effect on you as an investor in the fund, see TAXES, page xx.

U.S.   GOVERNMENT   AGENCIES  -  A  number  of  U.S.   government  agencies  and
instrumentalities  other  than the U.S.  Treasury  may  issue  inflation-indexed
securities.   Some  U.S.  government  agencies  have  issued   inflation-indexed
securities  whose design  mirrors that of the  inflation-indexed  U.S.  Treasury securities described above.

OTHER  ENTITIES  -  Entities  other than the U.S.  Treasury  or U.S.  government agencies and instrumentalities  may issue  inflation-indexed  securities.  While some entities have issued inflation-linked  securities whose design mirrors that of the  inflation-indexed  U.S.  Treasury  securities  described  above,  others utilize  different  structures.  For  example,  the  principal  value  of  these securities may be adjusted with  reference to the Consumer Price Index,  but the semiannual  coupon  interest  payments  are  made at a fixed  percentage  of the original issue principal.  Alternatively,  the principal value may remain fixed, but the coupon interest  payments may be adjusted with reference to the Consumer
Price Index.

REPURCHASE AGREEMENTS

Each fund,  with the exception of Capital  Preservation  and  Government  Agency
Money  Market,  may  invest  in  repurchase  agreements  when  they  present  an attractive  short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under  the  Securities  Exchange  Act of  1934)  agrees  to  repurchase  it on a specified  date in the future at an  agreed-upon  price.  The  repurchase  price reflects  an  agreed-upon  interest  rate  during the time the  fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

Each of the funds,  with the exception of Capital  Preservation  and  Government
Agency Money  Market,  may invest in repurchase  agreements  with respect to any security  in which  that fund is  authorized  to invest,  even if the  remaining maturity of the  underlying  security  would make that security  ineligible  for purchase by such fund.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The portfolio  managers may sometimes  purchase  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date.

This type of transaction  generates income for the fund if the dealer is willing to execute the  transaction at a favorable  price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  While the fund will make  commitments  to purchase or sell securities with the intention of actually  receiving or delivering  them, it may sell the securities  before the settlement date if doing so is deemed  advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 35% of its total assets to when-issued  or forward  commitment  agreements  (including  dollar  rolls).  If fluctuations  in the value of  securities  held  cause more than 35% of a fund's total assets to be committed under such agreements,  the portfolio managers need not sell such agreements, but they will be restricted from entering into further agreements  on behalf of the fund until the  percentage  of assets  committed to such agreements is below 35% of total assets.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the  non-money  market  funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate.  For the non-money market funds,  these investments may include investments in money market funds managed by the advisor.

DEBT SECURITIES

Short-Term  Government  may invest up to 20% of its  assets in  investment-grade debt securities of U.S. companies,  including mortgage-backed,  asset-backed and other securities,  when the portfolio managers believe such securities represent an attractive investment for the fund. The value of the debt securities in which the fund may invest will fluctuate  based upon changes in interest rates and the
credit   quality   of  the   issuer.   Debt   securities   will  be  limited  to
investment-grade  obligations.  Investment  grade  means  that  at the  time  of purchase,  such  obligations  are rated within the four highest  categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation), or,
if not rated, are of equivalent  investment  quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative  characteristics.  A BBB rating by S&P indicates S&P's belief that a security  exhibits a  satisfactory  degree of safety and capacity for repayment,
but  is  more   vulnerable   to  adverse   economic   conditions   and  changing
circumstances.

In addition, the value of Short-Term Government's investments in debt securities of U.S.  companies will change as prevailing  interest rates change. In general, the prices of such  securities vary inversely with interest rates. As prevailing interest  rates fall, the prices of bonds and other  securities  that trade on a yield basis generally  rise.  When  prevailing  interest rates rise, bond prices generally  fall.  Depending upon the particular  amount and type of fixed-income securities holdings of the fund, these changes may impact the net asset value of the fund's shares.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of a fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the  NASDAQ-100  index-tracking  ETF (CUBES or
QQQQ),  with  the same  percentage  limitations  as  investments  in  registered investment  companies.  ETFs  are a type of  index  fund  bought  and  sold on a securities  exchange.  An ETF trades like common  stock and  represents  a fixed portfolio of securities  designed to track the performance and dividend yield of a particular  domestic or foreign  market  index.  A fund may purchase an ETF to temporarily  gain  exposure to a portion of the U.S. or a foreign  market  while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  the lack of  liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

RESTRICTED AND ILLIQUID SECURITIES

Each fund may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities  is a question of fact for the Board of Trustees to  determine.  Such determination  is to be based  upon a  consideration  of the  readily  available trading markets and the review of any contractual restrictions. Accordingly, the
Board of Trustees is responsible for developing and  establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A,  the Board of Trustees has  delegated the  day-to-day  function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional  investors,  the  liquidity  of  such  securities  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is  illiquid.  In such an  event,  the  portfolio  managers  will consider appropriate remedies to minimize the effect on such fund's liquidity.

TRACERS(sm)/TRAINS(sm)

Inflation-Adjusted  Bond may  invest  in  TRACERS  and  TRAINS  which  represent ownership of a specified  percentage of each  security in an underlying  pool of securities.  Owners are  entitled  to receive a pro rata share of  distributions from  the  underlying  securities.  In  the  event  an  underlying  security  is downgraded by a rating agency,  that portion of the  investment  product will be redeemed and the  underlying  security will be distributed to the owner pro rata or the owner may receive cash  proceeds.  The risk of owning these  products are the same as owning  the  individual  securities,  but enable the fund to be more diversified by owning a single security.

LOANS OF PORTFOLIO SECURITIES

Each fund may lend its portfolio  securities  to earn  additional  income.  If a borrower defaults on a securities loan, the lending fund could experience delays in recovering  the securities it loaned;  if the value of the loaned  securities increased  over the value of the  collateral,  the fund could suffer a loss.  To minimize the risk of default on securities loans, the advisor,  American Century
Investment  Management,  Inc., adheres to the following guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern

(1)  the type and amount of collateral that must be received by the fund;

(2)  the circumstances  under which additions to that collateral must be made by borrowers;

(3)  the return received by the fund on the loaned securities;

(4)  the limitations on the percentage of fund assets on loan; and

(5)  the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition,  the guidelines  require that the fund have the option to terminate any loan of a portfolio  security at any time and set  requirements for recovery of securities from borrowers.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies may not be changed  without  approval of a majority of the  outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

SUBJECT                       POLICY

Senior Securities             A fund may not issue senior securities,  except as
                              permitted under the Investment Company Act.

Borrowing                     A fund may not borrow money,  except for temporary
                              or  emergency  purposes  (not  for  leveraging  or
                              investment) in an amount not exceeding 33 1/3% of
                              the fund's total assets.

Lending                       A fund may not lend any security or make any other
                              loan if,  as a  result,  more  than 33 1/3% of the
                              fund's   total  assets  would  be  lent  to  other
                              parties,  except (i) through the  purchase of debt
                              securities  in  accordance   with  its  investment
                              objective,  policies and  limitations;  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio securities.

Real Estate                   A fund may not purchase or sell real estate unless
                              acquired as a result of ownership of securities or
                              other instruments. This policy shall not prevent a
                              fund  from   investing  in   securities  or  other
                              instruments backed by real estate or securities of
                              companies  that deal in real estate or are engaged
                              in the real estate business.

Concentration                 A fund  may not  concentrate  its  investments  in
                              securities  of  issuers in a  particular  industry
                              (other than securities issued or guaranteed by the
                              U.S.   government   or  any  of  its  agencies  or
                              instrumentalities).

Underwriting                  A  fund  may  not  serve  as  an   underwriter  of
                              securities issued by others,  except to the extent
                              that  the fund may be  considered  an  underwriter
                              within the meaning of the  Securities  Act of 1933
                              in the disposition of restricted securities.

Commodities                   A  fund  may  not   purchase   or  sell   physical
                              commodities   unless   acquired  as  a  result  of
                              ownership  of  securities  or  other  instruments,
                              provided that this  limitation  shall not prohibit
                              the fund from  purchasing  or selling  options and
                              futures  contracts or from investing in securities
                              or   other   instruments    backed   by   physical
                              commodities.

Control                       A fund may not invest for  purposes of  exercising
                              control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the  costs are  equal to or lower  than the cost of  short-term  bank loans.  Interfund loans and borrowing  normally  extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations;

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided  according to their services,  for example,  gas, gas transmission,  electric and gas,  electric,  and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT        POLICY

Leveraging     A fund may not purchase additional  investment  securities at any time during which  outstanding  borrowings exceed 5% of the total assets of the fund.

Liquidity      A fund may not  purchase  any security or enter into a repurchase agreement  if, as a result,  more than 15% (10% for money  market
               funds)  of  its  net  assets   would  be   invested  in  illiquid
               securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest  within seven  days,  and in  securities  that are  illiquid by virtue of legal or contractual  restrictions  on resale or the absence of a readily available market.

Short Sales    A fund may not sell securities  short,  unless it owns or has the right to obtain  securities  equivalent in kind and amount to the securities sold short, and provided that  transactions in futures contracts  and  options  are not  deemed  to  constitute  selling securities short.

Margin         A fund may not purchase  securities  on margin,  except to obtain such  short-term  credits as are  necessary  for the clearance of transactions,  and provided  that margin  payments in  connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The  Investment  Company  Act  imposes  certain  additional   restrictions  upon
acquisition  by  the  funds  of  securities   issued  by  insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  in the Act.  It also  defines  and  forbids  the creation of cross- and circular-ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive  purposes,  a fund may invest in securities that may not fit its investment objective or its stated market.  During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

o    interest-bearing bank accounts or certificates of deposit

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities

o    money market funds

PORTFOLIO TURNOVER

The  portfolio  turnover  rate of each fund  (except  those of the money  market funds) is listed in the Financial Highlights table in the prospectus. Because of the short-term nature of the money market funds' investments, portfolio turnover rates generally are not used to evaluate their trading activities.

For the Government Bond fund, the higher portfolio  turnover rate for the fiscal year ended March 31, 2004 can be attributed to the  combination of the increased use of mortgage rolls and the large amount of mortgage prepayments.

For the Inflation-Adjusted Bond fund, the higher portfolio turnover in 2003 rate can be attributed to adjusting portfolio holdings around auctions and reopenings of newly issued Treasury inflation-adjusted  securities.  Fewer such adjustments were made in 2004, resulting in a lower portfolio turnover rate.

MANAGEMENT

The  individuals  listed below serve as trustees or officers of the funds.  Each trustee serves until his or her successor is duly elected and qualified or until
he  or  she  retires.   Effective  March  2004,  mandatory  retirement  age  for
independent  trustees  is 73.  However,  the  mandatory  retirement  age  may be extended for a period not to exceed two years with the approval of the remaining independent  trustees.  The  independent  trustees  have  extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement  guidelines in effect prior to March 2004.
Those  listed as  interested  trustees are  "interested"  primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries,  including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS LLC).

The  other  trustees  (more  than   three-fourths   of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries, including ACIM, ACIS and ACSC. The trustees serve in this capacity for eight  registered  investment  companies in the American  Century  family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13 investment  companies  advised by ACIM or American  Century  Global
Investment  Management,  Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise  noted.  Only officers  with  policy-making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds.  The listed  officers  are  interested  persons  of the  funds and are  appointed  or re-appointed on an annual basis.

                                                                                     Number of
                                        Length                                       Portfolios in   Other
                         Position(s)    of Time                                      Fund Complex    Directorships
Name, Address            Held with      Served     Principal Occupations             Overseen by     Held by
(Year of Birth)          Fund           (years)    During Past 5 Years               Trustee         Trustee
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
William M. Lyons         Trustee          7        Chief Executive Officer, ACC          34          None
4500 Main Street                                   (September 2000 to present)
Kansas City, MO 64111                              President, ACC
(1955)                                             (June 1997 to present)
                                                   Chief Operating Officer, ACC
                                                   (June 1996 to September 2000)
                                                   Also serves as: Chief Executive
                                                   Officer and President, ACIS,
                                                   ACGIM, ACIM and other
                                                   ACC subsidiaries
                                                   Executive Vice President , ACS LLC
                                                   Director, ACC, ACGIM, ACIM,
                                                   ACIS, ACS LLC and other
                                                   ACC subsidiaries

                                                                                     Number of
                                        Length                                       Portfolios in   Other
                         Position(s)    of Time                                      Fund Complex    Directorships
Name, Address            Held with      Served     Principal Occupations             Overseen by     Held by
(Year of Birth)          Fund           (years)    During Past 5 Years               Trustee         Trustee
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
Antonio Canova           Trustee        Less       Chief Financial Officer,              34          None
1665 Charleston Road                    than       BROCADE COMMUNICATIONS
Mountain View, CA 94043                 one        SYSTEMS, INC.
(1961)                                  year       (May 2001 to present)
                                                   Vice President, Administration
                                                   BROCADE COMMUNICATIONS
                                                   SYSTEMS, INC.
                                                   (November 2004 to present)
                                                   Vice President, Finance
                                                   BROCADE COMMUNICATIONS
                                                   SYSTEMS, INC.
                                                   (November 2000 to November 2004)
                                                   Vice President, Chief Financial
                                                   Officer and Secretary,
                                                   WIRELESS INC.
                                                   (April 2000 to November 2000)
--------------------------------------------------------------------------------------------------------------------------
Albert Eisenstat         Trustee         9         Retired, Private Investor             34          Independent
1665 Charleston Road                                                                                 Director,
Mountain View, CA 94043                                                                              SUNGARD DATA SYSTEMS
(1930)                                                                                               (1991 to present)
                                                                                                     Independent
                                                                                                     Director,
                                                                                                     BUSINESS OBJECTS S/A
                                                                                                     (1994 to present)
                                                                                                     Independent Director
                                                                                                     COMMERCIAL METALS
                                                                                                     (1983-2001)
--------------------------------------------------------------------------------------------------------------------------
John Freidenrich         Trustee        Less       Member and Manager, REGIS             34          None
1665 Charleston Road                    than       MANAGEMENT COMPANY, LLC
Mountain View, CA 94043                 1 year     (April 2004 to present)
(1937)                                             Partner and Founder,
                                                   BAY PARTNERS (Venture
                                                   capital firm, 1976 to present)
                                                   Partner and Founder, WARE &
                                                   FREIDENRICH (1968 to present)

--------------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson         Trustee,        9         Charles J. Meyers Professor           34          None
1665 Charleston Road     Chairman                  of Law and Business,
Mountain View, CA 94043  of the                    STANFORD LAW SCHOOL
(1946)                   Board                     (1979 to present)
                                                   Marc and Eva Stern
                                                   Professor of Law and
                                                   Business, COLUMBIA
                                                   UNIVERSITY SCHOOL OF LAW
                                                   (1992 to present)

--------------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall          Trustee         3         Co-Chief Executive Officer            34          None
1665 Charleston Road                               and Chief Investment Officer,
Mountain View, CA 94043                            OFFIT HALL CAPITAL
(1957)                                             MANAGEMENT, LLC
                                                   (April 2002 to present)
                                                   President and Managing
                                                   Director, LAUREL MANAGEMENT
                                                   COMPANY, L.L.C.
                                                   (1996 to April 2002)
--------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes         Trustee        24         Chairman, OAK HILL PLATINUM           34          Director, DIMENSIONAL
1665 Charleston Road                               PARTNERS, and a Partner,                          FUND ADVISORS
Mountain View, CA 94043                            OAK HILL CAPITAL MANAGEMENT,                      (investment advisor,
(1941)                                             (1999 to present)                                 1982 to present)
                                                   Frank E. Buck Professor                           Director, CHICAGO
                                                   of Finance-Emeritus,                              MERCANTILE EXCHANGE
                                                   STANFORD GRADUATE SCHOOL                          (2000 to present)
                                                   OF BUSINESS (1981 to present)
--------------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                        Length                                       Portfolios in   Other
                         Position(s)    of Time                                      Fund Complex    Directorships
Name, Address            Held with      Served     Principal Occupations             Overseen by     Held by
(Year of Birth)          Fund           (years)    During Past 5 Years               Trustee         Trustee
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott         Trustee        33         Ralph M. Parsons Professor            34          None
1665 Charleston Road                               of Law and Business,
Mountain View, CA 94043                            STANFORD LAW SCHOOL
(1928)                                             (1972 to present)
--------------------------------------------------------------------------------------------------------------------------
John B. Shoven           Trustee         2         Professor of Economics,               34          Director, CADENCE
1665 Charleston Road                               STANFORD UNIVERSITY                               DESIGN SYSTEMS
Mountain View, CA 94043                            (1977 to present)                                 (1992 to present)
(1947)                                                                                               Director, WATSON
                                                                                                     WYATT WORLDWIDE
                                                                                                     (2002 to present)
                                                                                                     Director,
                                                                                                     PALMSOURCE INC.
                                                                                                     (2002 to present)
--------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers        Trustee         20        Retired, Director and Partner,        34          Director, QUINTUS
1665 Charleston Road                               WINDY HILL PRODUCTIONS, LP                        CORPORATION
Mountain View, CA 94043                            (educational software,                            (automation solutions,
(1945)                                             1994 to 1998)                                     1995 to present)
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
William M. Lyons         President       4         See entry above under             Not             See entry above under
4500 Main Street                                   "Interested Trustees."            applicable      "Interested Trustees."
Kansas City, MO 64111
(1955)

--------------------------------------------------------------------------------------------------------------------------
Robert T. Jackson        Executive       9         Chief Administrative Officer,     Not             Not
4500 Main St.            Vice                      ACC (August 1997 to present)      applicable      applicable
Kansas City, MO 64111    President                 Chief Financial Officer, ACC
(1946)                                             (May 1995 to October 2002)
                                                   Executive Vice President, ACC
                                                   (May 1995 to present)
                                                   Also serves as: Chief Executive
                                                   Officer, Chief Financial Officer
                                                   and President, ACS LLC
                                                   Chief Financial Officer and
                                                   Executive Vice President,
                                                   ACGIM, ACIM, ACIS
                                                   and other ACC subsidiaries,
                                                   Treasurer, ACGIM, ACIM
                                                   and other ACC subsidiaries
                                                   Director, ACC and other
                                                   subsidiaries
--------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke          Senior Vice     4         Assistant Treasurer, ACC          Not             Not
4500 Main St.            President,                (January 1995 to present)         applicable      applicable
Kansas City, MO 64111    Treasurer and             Also serves as: Senior
(1956)                   Chief Accounting          Vice President, ACS LLC
                         Officer                   Assistant Treasurer, ACGIM,
                                                   ACIM, ACIS, ACS LLC
                                                   and other ACC subsidiaries

--------------------------------------------------------------------------------------------------------------------------
David C. Tucker          Senior Vice     6         Vice President, ACC (February     Not             Not
4500 Main St.            President                 2001 to present)                  applicable      applicable
Kansas City, MO 64111    and                       General Counsel, ACC
(1958)                   General                   (June 1998 to present)
                         Counsel                   Also serves as: Senior
                                                   Vice President and General
                                                   Counsel, ACGIM, ACIM,
                                                   ACIS, ACS LLC and other
                                                   ACC subsidiaries

--------------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                        Length                                       Portfolios in   Other
                         Position(s)    of Time                                      Fund Complex    Directorships
Name, Address            Held with      Served     Principal Occupations             Overseen by     Held by
(Year of Birth)          Fund           (years)    During Past 5 Years               Trustee         Trustee
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
Charles C.S. Park        Vice            4         Chief Compliance Officer,         Not             Not
4500 Main St.            President                 ACS LLC, ACIM and ACGIM           applicable      applicable
Kansas City, MO 64111    and                       (March 2005 to present)
(1967)                   Chief           less      Vice President, ACS LLC
                         Compliance      than      (February 2000 to present)
                         Officer         1         Assistant General Counsel,
                                         year      ACS LLC
                                                   (January 1998 to March 2005)
--------------------------------------------------------------------------------------------------------------------------

C. Jean Wade             Controller(1)   8         Vice President, ACS LLC           Not             Not
4500 Main St.                                      (February 2000 to present)        applicable      applicable
Kansas City, MO 64111                              Controller-Investment
(1964)                                             Accounting, ACS LLC
                                                   (June 1997 to present)

--------------------------------------------------------------------------------------------------------------------------
Robert Leach             Controller      8         Vice President, ACS LLC           Not             Not
4500 Main St.                                      (February 2000 to present)        applicable      applicable
Kansas City, MO 64111                              Controller-Fund Accounting,
(1966)                                             ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer     7         Vice President, ACC               Not             Not
4500 Main St.                                      (October 2001 to present)         applicable      applicable
Kansas City, MO 64111                              Vice President, Corporate Tax
(1967)                                             ACS LLC (April 1998 to present)
                                                   Also serves as: Vice President,
                                                   ACGIM, ACIM, ACIS
                                                   and other ACC subsidiaries
--------------------------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT  COMPANIES
     ADVISED BY ACIM.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs  of the  funds and may amend and  repeal  them to the  extent  that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting of two or more trustees who may exercise the powers and  authority  of the board to the extent that the  trustees  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Trustees  oversees  each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement.  The advisor provides the board with monthly,  quarterly,  or annual  analyses of its  performance  in the  following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs (equity funds only);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the adviser and the fair market  value of the services  provided.  To assess these factors, the board reviews both the advisor's  performance and that of its peers,  as  reported by  independent  gathering  services  such as Lipper
Analytical  Services (for fund  performance  and expenses) and National  Quality
Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant,  and the adviser's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the  advisor's  profits in respect to the  management  of the  American
Century family of funds,  including the profitability of managing each fund. The board conducted an extensive  review of the advisor's  methodology in allocating costs  to the  management  of each  fund.  The  board  concluded  that  the cost allocation  methodology  employed by the advisor has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized  by the  advisor  in  connection  with the  operation  of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each  fund.  The board  also  considered  the  advisor's  profit  margins  in comparison  with  available  industry  data,  both  accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the  management  fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the fund's  operations.  Information  about  these  committees  appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                            MEETINGS  HELD
                                                                                            DURING LAST
COMMITTEE   MEMBERS                    FUNCTION                                             FISCAL YEAR
----------------------------------------------------------------------------------------------------------
Audit       Kenneth E. Scott           The Audit and Compliance Committee                         5
and         Antonio Canova             approves the engagement of the funds'
Compliance  Albert Eisenstat           independent registered public accounting firm,
            Ronald J. Gilson           recommends approval of such engagement to the
            Jeanne D. Wohlers          independent trustees and oversees the activities
                                       of the funds' independent registered public accounting
                                       firm. The committee receives reports from the advisor's
                                       Internal Audit Department, which is accountable to the
                                       committee. The committee also receives reporting about
                                       compliance matters affecting the funds.

----------------------------------------------------------------------------------------------------------
Corporate   Ronald J. Gilson           The Corporate Governance Committee reviews board            3
Governance  John Freidenrich           procedures and committee structures. It also
            John B. Shoven             considers and recommends individuals for
                                       nomination as trustees. The names of potential
                                       trustee candidates may be drawn from a number of
                                       sources, including recommendations from members of
                                       the board, management (in the case of interested
                                       trustees only) and shareholders. Shareholders may
                                       submit trustee nominations to the Corporate
                                       Secretary, American Century Funds, P.O. Box
                                       410141, Kansas City, MO 64141. All such
                                       nominations will be forwarded to the committee for
                                       consideration. The committee also may recommend
                                       the creation of new committees, evaluate the
                                       membership structure of new and existing
                                       committees, consider the frequency and duration of
                                       board and  committee meetings and otherwise evaluate the
                                       responsibilities, processes, resources, performance
                                       and compensation of the board.
----------------------------------------------------------------------------------------------------------
Portfolio   Myron S. Scholes           The Portfolio Committee reviews quarterly the investment    5
            John Freidenrich           activities and strategies used to manage fund assets. The
            Kathryn A. Hall            committee regularly receives reports from portfolio
            William M. Lyons (ad hoc)  managers, credit analysts and other investment personnel concerning the fund's investments.
----------------------------------------------------------------------------------------------------------
Quality     John B. Shoven             The Quality of Service Committee reviews the level          5
of          Ronald J. Gilson           and quality of transfer agent and administrative
Service     William M. Lyons (ad hoc)  services provided to the fund and its shareholders. It receives and reviews reports comparing those services to
                                       those of fund competitors and seeks to improve such
                                       services where feasible and appropriate.
----------------------------------------------------------------------------------------------------------

COMPENSATION OF TRUSTEES

The trustees serve as trustees for eight American Century investment  companies.
Each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all eight  companies  based on a  schedule  that takes  into  account  the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment  companies based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the eight investment  companies served by the board to each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2005

                      TOTAL COMPENSATION     TOTAL COMPENSATION FROM THE
NAME OF TRUSTEE       FROM THE FUNDS(1)      AMERICAN CENTURY FAMILY OF FUNDS(2)
---------------------------------------------------------------------------------
Antonio Canova              $x                           $x

Albert Eisenstat            $23,419                      $91,000

John Freidenrich            $1,527                       $35,040

Ronald J. Gilson            $37,219                      $148,375

Kathryn A. Hall             $23,340                      $91,000

Myron S. Scholes            $22,986                      $90,000

Kenneth E. Scott            $25,140                      $97,250

John B. Shoven              $23,188                      $90,250

Jeanne D. Wohlers           $23,550                      $91,750

(1)  INCLUDES  COMPENSATION  PAID TO THE  TRUSTEES  DURING THE FISCAL YEAR ENDED
     MARCH 31, 2005, AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF THE
     TRUSTEES  UNDER THE AMERICAN  CENTURY MUTUAL FUNDS  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION  PAID  BY  THE  EIGHT  INVESTMENT  COMPANIES  OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     EISENSTAT,  $91,000; MR. GILSON,  $148,375; MS. HALL, $57,750; MR. SCHOLES,
     $90,000; MR. SCOTT, $97,250; MR. SHOVEN, $90,250 AND MS. WOHLERS,  $17,675.

The funds have adopted the American Century Mutual Funds Independent  Directors'
Deferred  Compensation Plan. Under the plan, the independent  trustees may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as trustees of the funds.

All  deferred  fees are  credited to an account  established  in the name of the trustees.  The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final  payment of all amounts  credited to the account.  Trustees are allowed to change their designation of mutual funds from time to time.

No deferred  fees are payable until such time as a trustee  resigns,  retires or otherwise  ceases to be a member of the Board of Trustees.  Trustees may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee,  all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily  funded their  obligations.  The rights of trustees to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred  fees were paid to any trustee under the plan during the fiscal year ended March 31, 2005.

OWNERSHIP OF FUND SHARES

The trustees  owned shares in the funds as of December 31, 2004, as shown in the table below. Because they were not directors as of December 31, 2004, Mr. Canova and Mr. Freidenrich.

                                                                    NAME OF TRUSTEES

                                                     ALBERT     RONALD J.   KATHRYN A.   WILLIAM M.
                                                   EISENSTAT     GILSON        HALL         LYONS
----------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:

   Capital Preservation Fund                           A            E           A            A

   Ginnie Mae Fund                                     A            A           A            C

   Government Agency Money Market Fund                 A            A           A            A

   Government Bond Fund                                A            A           A            A

   Inflation-Adjusted Bond Fund                        A            A           A            C

   Short-Term Government Fund                          A            E           A            A

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustee in
Family of Investment Companies                         E            E           C            E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                                    NAME OF TRUSTEES

                                                   MYRON S.    KENNETH E.    JOHN B.   JEANNE D.
                                                   SCHOLES       SCOTT       SHOVEN      WOHLERS
----------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:

   Capital Preservation Fund                           C            C           A           A

   Ginnie Mae Fund                                     A            C           A           A

   Government Agency Money Market Fund                 C            C           A           C

   Government Bond Fund                                A            A           A           A

   Inflation-Adjusted Bond Fund                        A            A           A           A

   Short-Term Government Bond                          A            D           A           A

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustee in
Family of Investment Companies                         E           E            E           E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds,  their investment  advisor and principal  underwriters have adopted a code of ethics under Rule 17j-1 of the  Investment  Company Act and this code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o    Election of Directors

o    Ratification of Selection of Auditors

o    Equity-Based Compensation Plans

o    Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o    Shareholder Proposals Involving Social, Moral or Ethical Matters

o    Anti-Greenmail Proposals

o    Changes to Indemnification Provisions

o    Non-Stock Incentive Plans

o    Director Tenure

o    Directors' Stock Options Plans

o    Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a  committee  of the  independent  trustees of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended June 30 are  available on the "About Us" page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on  americancentury.com  on the 31st day after the end of each fiscal quarter. In addition,  full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made  available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com.  From time to time the advisor may select additional portfolio  characteristics for distribution to the public with such  frequencies  and lag times as the advisor  determines to be in the best interests of shareholders.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an  appropriate  non-disclosure  agreement  with the  advisor in which it agrees to treat the  information  confidentially  until the public  distribution date and represents  that the  information  will be used only for the legitimate services  provided  to its  clients  (i.e.,  not  for  trading).  Non-disclosure
agreements   require  the  approval  of  an  attorney  in  the  advisor's  Legal
Department.  The advisor's  Compliance  Department  receives  quarterly  reports detailing which clients received accelerated  disclosure,  when they received it and the  purposes  of such  disclosure.  Compliance  personnel  are  required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure  agreements as of May 4, 2005 are as follows:

American Fidelity Assurance Co.

American United Life Insurance Company

Ameritas Life Insurance Corporation

Annuity Investors Life Insurance Company

Asset Services Company L.L.C.

Bell Globemedia Publishing

Bellwether Consulting, LLC

Bidart & Ross

Business Men's Assurance Co. of America

Callan Associates, Inc.

Cleary Gull Inc.

Commerce Bank, N.A.

Connecticut General Life Insurance Company

Defined Contribution Advisors, Inc.

EquiTrust Life Insurance Company

Farm Bureau Life Insurance Company

First MetLife Investors Insurance Company

Fund Evaluation Group, LLC

The Guardian Life Insurance & Annuity Company, Inc.

Hewitt Associates LLC

ICMA Retirement Corporation

ING Insurance Company of America

Investors Securities Services, Inc.

Iron Capital Advisors

J.P. Morgan Retirement Plan Services LLC

Jefferson National Life Insurance Company

Jefferson Pilot Financial

Kansas City Life Insurance Company

Kmotion, Inc.

The Lincoln National Life Insurance Company

Lipper Inc.

Manulife Financial

Massachusetts Mutual Life Insurance Company

Merrill Lynch

MetLife Investors Insurance Company

MetLife Investors Insurance Company of California

Midland National Life Insurance Company

Minnesota Life Insurance Company

Morgan Stanley DW, Inc.

Morningstar Associates LLC

Morningstar Investment Services, Inc.

Mutual of America Life Insurance Company

National Life Insurance Company

Nationwide Financial

NT Global Advisors, Inc.

NYLIFE Distributors, LLC

Principal Life Insurance Company

Prudential Financial

S&P Financial Communications

Scotia McLeod

Scudder Distributors, Inc.

Security Benefit Life Insurance Co.

Smith Barney

SunTrust Bank

Symetra Life Insurance Company

Trusco Capital Management

Union Bank of California, N.A.

The Union Central Life Insurance Company

VALIC Financial Advisors

VALIC Retirement Services Company

Vestek Systems, Inc.

Wachovia Bank, N.A.

Wells Fargo Bank, N.A.

The types,  frequency  and  timing of  disclosure  to such  parties  vary.  Full portfolio  holdings are provided  infrequently.  When they are  provided,  it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly  basis as soon as the  information  is available,  usually  within one business  day.)  Top  ten  holdings  and  other  portfolio  characteristics  are generally  provided on a quarterly  basis  within 5-20  business  days after the quarter end. In some cases, such  characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Directors  exercises  oversight of disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receives any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July XX, 2005, the following companies were the record owners of more than
5% of the outstanding shares of any class of a fund.

                                                     PERCENTAGE OF    PERCENTAGE OF
                                                     OUTSTANDING      OUTSTANDING
FUND/                                                SHARES OWNED     SHARES OWNED
CLASS    SHAREHOLDER                                 OF RECORD        BENEFICIALLY(1)
-------------------------------------------------------------------------------------
CAPITAL PRESERVATION

   Investor

         None

GINNIE MAE

   Investor

         Charles Schwab & Co. Inc.                      %                   %
         San Francisco, California
   C

         National Financial Services LLC                %                   %
         New York, New York

         American Enterprise Investment Services        %                   %
         Minneapolis, Minnesota

   Advisor

         Saxon & Company                                %                   %
         Philadelphia, Pennsylvania

         Charles Schwab & Co. Inc.                      %                   %
         San Francisco, California

         Trustlynx & Co.                                %                   %
         Denver, Colorado

         Mitra & Co.                                    %                   %
         Milwaukee, Wisconsin

         American Century Services Corporation          %                   %
             KPESP Various Accounts
             Kansas City, Missouri

--------------------------------------------------------------------------------

GOVERNMENT AGENCY MONEY MARKET

   Investor

         None

   Advisor

         Boone County National Bank Trustee             %                   %
            FBO Sentinel Industries Inc.                %                   %
             Retirement Plan
             Columbia, Missouri

GOVERNMENT BOND

   Investor

         Charles Schwab & Co. Inc.                      %                   %
         San Francisco, California

         Chase Manhattan Bank NA, TR                    %                   %
             Lorillard Inc. Hourly Paid Employees       %                   %
             New York, New York
   Advisor

         National Financial Services LLC                %                   %
         New York, New York

         Wells Fargo Bank NA                            %                   %
             FBO Various Clients
             Minneapolis, Minnesota

         Charles Schwab & Co. Inc.                      %                   %
         San Francisco, California

         Orchard Trust Company                          %                   %
         Greenwood Village, Colorado

         Lynspen & Co.                                  %                   %
         Birmingham, Alabama

         MCB Trust Services                             %                   %
         Custodian for Various Clients
         Denver, Colorado

         Mitra & Co.                                    %                   %
         Milwaukee, Wisconsin

INFLATION-ADJUSTED BOND

   Investor

         Charles Schwab & Co. Inc.                      %                   %
         San Francisco, California

         MLPF&S                                         %                   %
         Jacksonville, Florida

         National Financial Services Corporation        %                   %
         New York, New York

         American Century Services Corporation          %                   %
             KPESP Various Accounts
             Kansas City, Missouri

--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                     PERCENTAGE OF    PERCENTAGE OF
                                                     OUTSTANDING      OUTSTANDING
FUND/                                                SHARES OWNED     SHARES OWNED
CLASS    SHAREHOLDER                                 OF RECORD        BENEFICIALLY(1)
-------------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND

   Institutional

         State Street Bank & Trust Co. TTEE             %                   %
             FBO Towers Perrin Deferred PSP             %                   %
             Westwood, Massachusetts

         Charles Schwab & Co. Inc.                      %                   %
         San Francisco, California
   Advisor

         Charles Schwab & Co. Inc.                      %                   %
         San Francisco, California

         National Financial Services LLC                %                   %
         New York, New York

SHORT-TERM GOVERNMENT

   Investor

         Stowers Institute for Medical Research         %                   %
         Kansas City, Missouri

         Stowers Institute for Resource                 %                   %
         Development, Inc.
         Kansas City, Missouri

         Biomed Valley Discoveries, Inc.                %                   %
         Kansas City, Missouri
   Advisor

         National Financial Services LLC                %                   %
         New York, New York

         Nationwide Trust Company FSB                   %                   %
         Columbus, Ohio

         Nationwide Insurance Company QPVA              %                   %
         Columbus, Ohio

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting  securities of American  Century  Government  Income Trust.  A
shareholder  owning  of  record or  beneficially  more  than 25% of the  trust's outstanding shares may be considered a controlling  person. The vote of any such person  could  have  a  more  significant  effect  on  matters  presented  at  a shareholders' meeting than votes of other shareholders. As of July xx, 2005, the officers and trustees of the funds, as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the
Trust has hired a number of  service  providers.  Each  service  provider  has a specific function to fill on behalf of the Trust that is described below.

ACIM, ACS LLC and ACIS are wholly owned,  directly or indirectly,  by ACC. James
E.  Stowers,  Jr.,  controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century  Investment  Management,  Inc. serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appear in each prospectus under the heading MANAGEMENT.

For the services  provided to the funds,  the advisor receives a daily fee based on a  percentage  of the net assets of each fund.  The annual rate at which this fee is assessed is determined daily in a multi-step process.  First, each of the trust's  funds is  categorized  according  to the broad  asset class in which it invests  (e.g.,  money market,  bond or equity),  and the assets of the funds in each  category are totaled  ("Fund  Category  Assets").  Second,  the assets are totaled for  certain  other  accounts  managed by the  advisor  ("Other  Account
Category Assets"). To be included,  these accounts must have the same management team and investment objective as a fund in the same category with the same board of  trustees  as the trust.  Together,  the Fund  Category  Assets and the Other
Account  Category  Assets  comprise  the  "Investment   Category   Assets."  The
Investment  Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment  Category Assets and dividing the result by the Investment Category Assets.

Finally,  a separate Complex Fee Schedule is applied to the assets of all of the funds in the American  Century family of funds (the "Complex  Assets"),  and the
Complex Fee Rate is calculated  based on the  resulting  total.  The  Investment
Category  Fee Rate and the  Complex  Fee Rate are then  added to  determine  the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining  the assets that comprise the Fund Category  Assets,
Other  Account  Category  Assets and Complex  Assets,  the assets of  registered investment  companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:
CAPITAL PRESERVATION, GOVERNMENT AGENCY MONEY MARKET

CATEGORY ASSETS                    FEE RATE

First $1 billion                    0.2500%

Next $1 billion                     0.2070%

Next $3 billion                     0.1660%

Next $5 billion                     0.1490%

Next $15 billion                    0.1380%

Next $25 billion                    0.1375%

Thereafter                          0.1370%

INVESTMENT CATEGORY FEE SCHEDULE FOR:
GOVERNMENT BOND, INFLATION-ADJUSTED BOND

CATEGORY ASSETS                    FEE RATE

First $1 billion                    0.2800%

Next $1 billion                     0.2280%

Next $3 billion                     0.1980%

Next $5 billion                     0.1780%

Next $15 billion                    0.1650%

Next $25 billion                    0.1630%

Thereafter                          0.1625%

INVESTMENT CATEGORY FEE SCHEDULE FOR:
SHORT-TERM GOVERNMENT, GINNIE MAE

CATEGORY ASSETS                    FEE RATE

First $1 billion                    0.3600%

Next $1 billion                     0.3080%

Next $3 billion                     0.2780%

Next $5 billion                     0.2580%

Next $15 billion                    0.2450%

Next $25 billion                    0.2430%

Thereafter                          0.2425%

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE

                     INVESTOR CLASS:    ADVISOR CLASS:    C  CLASS:     INSTITUTIONAL CLASS:
COMPLEX ASSETS       FEE RATE           FEE RATE          FEE RATE      FEE RATE

First $2.5 billion   0.3100%            0.0600%           0.3100%       0.1100%

Next $7.5 billion    0.3000%            0.0500%           0.3000%       0.1000%

Next $15 billion     0.2985%            0.0485%           0.2985%       0.0985%

Next $25 billion     0.2970%            0.0470%           0.2970%       0.0970%

Next $25 billion     0.2870%            0.0370%           0.2870%       0.0870%

Next $25 billion     0.2800%            0.0300%           0.2800%       0.0800%

Next $25 billion     0.2700%            0.0200%           0.2700%       0.0700%

Next $25 billion     0.2650%            0.0150%           0.2650%       0.0650%

Next $25 billion     0.2600%            0.0100%           0.2600%       0.0600%

Next $25 billion     0.2550%            0.0050%           0.2550%       0.0550%

Thereafter           0.2500%            0.0000%           0.2500%       0.0500%

On each calendar  day, each class of each fund accrues a management  fee that is equal to the  class's  Management  Fee Rate  times  the net  assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management  fee to the advisor for the previous  month.  The fee for the previous month is the sum of the  calculated  daily fees for each class of a fund during the previous month.

The  management  agreement  between the Trust and the advisor shall  continue in effect  until the  earlier of the  expiration  of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds'  Board of  Trustees,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the  trustees of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management  agreement states that the funds' Board of Trustees or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, trustees and employees may engage in other business,  render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the  aggregation of portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and share  transaction  costs on a pro rata basis.  The advisor will not  aggregate  portfolio  transactions  of the funds  unless it  believes  such aggregation is consistent  with its duty to seek best execution on behalf of the funds  and the  terms of the  management  agreement.  The  advisor  receives  no additional compensation or remuneration as a result of such aggregation.

Unified management fees paid by each fund for the fiscal periods ended March 31,
2005, 2004 and 2003, are indicated in the following tables.

UNIFIED MANAGEMENT FEES (INVESTOR CLASS)

FUND                                 2005            2004              2003
--------------------------------------------------------------------------------
Capital Preservation             $13,549,377     $14,821,918        $15,630,732

Ginnie Mae Fund                  $8,862,596      $10,730,100        $11,520,950

Government Agency Money Market   $2,292,394      $2,564,632         $2,853,561

Government Bond                  $2,175,344      $2,636,723         $2,674,623

Inflation-Adjusted Bond          $2,706,714      $1,852,458         $1,509,660

Short-Term Government            $5,463,971      $5,578,192         $5,278,270

UNIFIED MANAGEMENT FEES (ADVISOR CLASS)

FUND                                2005             2004            2003
--------------------------------------------------------------------------------
Ginnie Mae Fund                  $203,039         $225,990        $196,351
--------------------------------------------------------------------------------
Government Agency Money Market   $6,642           $547            $505

Government Bond                  $112,256         $110,084        $115,546

Inflation-Adjusted Bond          $433,675         $155,965        $61,105

Short-Term Government            $155,568         $192,993        $159,461

UNIFIED MANAGEMENT FEES (INSTITUTIONAL CLASS)

FUND                                 2005           2004             2003

Inflation-Adjusted Bond             $166,932      $123,040        $41,974(1)

UNIFIED MANAGEMENT FEES (C CLASS)

FUND                                 2005           2004             2003

Ginnie Mae                          $65,490       $31,570          $16,422

(1)  OCTOBER 1, 2002 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2005)

                                                                        OTHER ACCOUNTS
                               REGISTERED                               (E.G., SEPARATE
                               INVESTMENT                               ACCOUNTS
                               COMPANIES (E.G.,    OTHER POOLED         AND CORPORATE
                               OTHER AMERICAN      INVESTMENT VEHICLES  ACCOUNTS
                               CENTURY FUNDS       E.G., COMMINGLED     INCLUDING
                               AND AMERICAN        (TRUSTS AND 529      INCUBATION
                               CENTURY -           EDUCATION            STRATEGIES AND
                               SUBADVISED FUNDS)   SAVINGS PLANS)       CORPORATE MONEY)
CAPITAL PRESERVATION

Lynn Paschen Number of Other            X                 X                   X
             Accounts Managed

             Assets in Other            X                 X                   X
             Accounts Managed

GINNIE MAE

Alejandro    Number of Other            X                 X                   X
H. Aguilar   Accounts Managed

             Assets in Other            X                 X                   X
             Accounts Managed

GOVERNMENT AGENCY MONEY MARKET

Alan Kruss   Number of Other            X                 X                   X
             Accounts Managed

             Assets in Other            X                 X                   X
             Accounts Managed

GOVERNMENT BOND

Robert       Number of Other            X                 X                   X
Gahagan      Accounts Managed

             Assets in Other            X                 X                   X
             Accounts Managed

SHORT-TERM GOVERNMENT

Robert       Number of Other            X                 X                   X
Gahagan      Accounts Managed

             Assets in Other            X                 X                   X
             Accounts Managed

INFLATION-ADJUSTED BOND

Jeremy       Number of Other            X                 X                   X
Fletcher     Accounts Managed

             Assets in Other            X                 X                   X
             Accounts Managed

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value,  international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio  teams  responsible for managing  specific client  portfolios.
Generally,  client  portfolios  with similar  strategies are managed by the same team using the same objective, approach, and philosophy.  Accordingly, portfolio holdings,  position sizes,  and industry and sector exposures tend to be similar across  similar  portfolios,  which  minimizes  the  potential  for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines  and  restrictions  are  referred to as "tracking  portfolios."  When managing policy and tracking  portfolios,  a portfolio team typically  purchases and sells  securities  across all  portfolios  that the team  manages.  American
Century's  trading  systems  include various order entry programs that assist in the management of multiple  portfolios,  such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed  separately  from the policy  portfolio.  Portfolio  managers make purchase and sale decisions for such portfolios  alongside the policy  portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios pro rata based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  such  as the  funds  described  in  this  statement  of  additional information,  investment  performance  is measured by a combination  of one- and
three-year    pre-tax    performance     relative    to    a    pre-established,
internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar  categories as a starting  point.  Funds are then  eliminated from the peer group based on a standardized  methodology  designed  to result in a final  peer  group that more closely represents the fund's true peers based on internal  investment  mandates and that is more stable (i.e.,  has less peer turnover)  over the long-term.  In cases where a  portfolio  manager  has  responsibility  for more than one policy portfolio,  the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance of the policy portfolio is the key metric.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies,  Inc.  ("ACC"),  the adviser's  privately-held  parent company.  This feature  has been  designed to maintain  investment  performance  as the primary component  of  portfolio  manager  bonuses  while also  providing  a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially  owned by the fund's  portfolio  managers as of March 31, 2005, the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES

                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND

CAPITAL PRESERVATION

  Lynn Paschen                                         X

GINNIE MAE

  Alejandro H. Aguilar                                 X

GOVERNMENT AGENCY MONEY MARKET

  Alan Kruss                                           X

GOVERNMENT BOND

  Robert Gahagan                                       X

SHORT-TERM GOVERNMENT

  Robert Gahagan                                       X

INFLATION-ADJUSTED BOND

  Jeremy Fletcher                                      X

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
acts as  transfer  agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware and  software,  and  personnel for the day-to-day  administration  of the funds and the  advisor.  The advisor pays ACS
LLC's  costs for  serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT ADVISOR on page xx.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its payments,  see the above  discussion  under the caption  INVESTMENT
ADVISOR on page xx. ACIS does not earn  commissions for  distributing the funds'
shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor  or its  affiliates.  The  distributor  may pay fees to such financial  intermediaries  for the  provision  of these  services out of its own resources.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245, and Commerce Bank,
N.A., 1000 Walnut,  Kansas City, Missouri 64105, each serves as custodian of the funds'  assets.  The  custodians  take  no part in  determining  the  investment policies of the funds or in deciding  which  securities are purchased or sold by the  funds.  The  funds,  however,  may  invest in  certain  obligations  of the custodians  and  may  purchase  or  sell  certain  securities  from  or  to  the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers   LLP  serves  as  the  independent   registered   public
accounting firm of the funds. The address of PricewaterhouseCoopers  LLP is 1055
Broadway, 10th floor, Kansas City, Missouri 64105. As the independent registered public  accounting  firm  of  the  funds,  PricewaterhouseCoopers  LLP  provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions,  meaning they normally purchase securities on a net basis directly from  the  issuer  or  a  primary  market-maker  acting  as  principal  for  the securities.  The funds do not pay brokerage  commissions on these  transactions, although the purchase price for debt securities usually includes a commission or concession  paid by the issuer to the  underwriter,  and purchases  from dealers serving as  market-makers  typically  include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended March 31, 2005,
2004 and 2003, the funds did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most recently  completed fiscal year, the fund listed below owned  securities  of its  regular  brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies:

                                                         VALUE OF SECURITIES
                                                         OWNED AS OF
FUND                      BROKER, DEALER OR PARENT       MARCH 31, 2005
--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT
--------------------------------------------------------------------------------
                          Bear Stearns Companies               $9,184,133

                          Bank of America Corporation          $8,706,536

                          Morgan Stanley                       $8,318,542

INFORMATION ABOUT FUND SHARES

The  Declaration  of Trust  permits the Board of Trustees to issue an  unlimited number of full and fractional  shares of beneficial  interest without par value, which may be issued in series (or  funds).  Each of the funds named on the front of this statement of additional  information is a series of shares issued by the
Trust, and shares of each fund have equal voting rights. Shares issued are fully paid and nonassessable and have no pre-emptive, conversion or similar rights.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the
Trust's (i.e.,  all funds')  outstanding  shares may be able to elect a Board of
Trustees.  The Trust instituted  dollar-based voting, meaning that the number of votes a  shareholder  is  entitled  to is based  upon the  dollar  amount of the shareholder's  investment.  The election of trustees is  determined by the votes received  from all Trust  shareholders  without  regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions  declared by the fund whose  shares  he or she  owns  and to the net  assets  of such  fund  upon  its liquidation or dissolution  proportionate to his or her share ownership interest in the fund.  Shares of each fund have equal voting  rights,  although each fund votes separately on matters affecting that fund exclusively.

The  Trust  shall  continue  unless  terminated  by  (1)  approval  of at  least two-thirds of the shares of each fund entitled to vote or (2) by the Trustees by written notice to  shareholders  of each fund. Any fund may be terminated by (1)
approval  of at  least  two-thirds  of the  shares  of  that  fund or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges,  taxes, expenses and liabilities belonging to the Trust or the fund.  Thereafter,  the Trust  shall  reduce  the  remaining assets belonging to each fund (or the particular fund) to cash,  shares of other securities or any combination  thereof, and distribute the proceeds belonging to each fund (or the  particular  fund) to the  shareholders  of that fund  ratably according to the number of shares of that fund held by each  shareholder  on the termination date.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances,  be held  personally  liable for its  obligations.  However,  the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or  obligations  of the Trust.  The  Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust.  The Declaration of Trust provides that the
Trust  will,  upon  request,  assume the  defense of any claim made  against any shareholder  for any act or  obligation  of the Trust and satisfy  any  judgment thereon.  The Declaration of Trust further  provides that the Trust may maintain appropriate insurance (for example, fidelity,  bonding, and errors and omissions insurance)  for  the  protection  of  the  Trust,  its  shareholders,  trustees, officers,  employees and agents to cover  possible  tort and other  liabilities.
Thus,  the  risk  of a  shareholder  incurring  financial  loss as a  result  of shareholder  liability  is limited  to  circumstances  in which both  inadequate insurance exists and the Trust is unable to meet its obligations.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple  class plan (the  Multiclass  Plan)
pursuant to Rule 18f-3 adopted by the SEC.  Pursuant to such plan, the funds may issue up to four classes of the funds:  an Investor  Class, an Advisor Class, an
Institutional Class and a C Class. Not all funds offer all four classes.

The Investor Class is made available to investors  directly  without any load or commission,  for a single unified  management fee. The Advisor and Institutional
Classes are made available to  institutional  shareholders or through  financial
intermediaries   that  do  not  require  the  same  level  of  shareholder   and
administrative  services from the advisor as Investor Class  shareholders.  As a result,  the advisor is able to charge these classes a lower unified  management fee. In addition to the management  fee,  however,  the Advisor Class shares are subject to a Master  Distribution  and  Shareholder  Services  Plan (the Advisor
Class   Plan).   The  C  Class  also  is  made   available   through   financial
intermediaries,  for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The unified management fee is the same as for Investor Class,  but the C Class shares also are subject to a
Master Distribution and Individual  Shareholder Services Plan (the C Class Plan)
described  below.  The Advisor Class Plan and the C Class Plan have been adopted by the funds' Board of Trustees and initial  shareholder in accordance with Rule
12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Trustees and approved by its  shareholders.  Pursuant to such rule, the Board of
Trustees  and  initial  shareholder  of the funds'  Advisor  and C Classes  have approved and entered into the Advisor Class Plan and the C Class Plan. The Plans are described below.

In adopting the Plans,  the Board of Trustees  (including a majority of trustees who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class.  Some of the  anticipated  benefits  include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment  management talent,  provides a better  environment  for  improving  fund  performance,  and can lower the total expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule 12b-1, information  with respect to revenues and expenses  under the Plans is presented to the Board of Trustees  quarterly for its consideration in connection with its deliberations as to the continuance of the Plans.  Continuance of the Plans must be approved by the Board of Trustees  (including  a majority of the  independent trustees) annually.  The Plans may be amended by a vote of the Board of Trustees
(including a majority of the  independent  trustees),  except that the Plans may not be amended to  materially  increase the amount to be spent for  distribution without  majority  approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ADVISOR CLASS PLAN)

As  described  in the  prospectus,  the  funds'  Advisor  Class  shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The distributor  enters into contracts with various banks,  broker-dealers,  insurance companies and other financial  intermediaries with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for investors in the
Advisor  Class.  In  addition to such  services,  the  financial  intermediaries provide various distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
investment  advisor  has  reduced  its  management  fee by 0.25% per annum  with respect to the  Advisor  Class  shares,  and the funds'  Board of  Trustees  has adopted the Advisor Class Plan.  Pursuant to the Advisor Class Plan, the Advisor
Class pays funds'  distributor 0.50% annually of the aggregate average daily net asset  value of the  funds'  Advisor  Class  shares,  0.25% of which is paid for ongoing  shareholder and administrative  services (as described below) and 0.25%
of which is paid for distribution services, including past distribution services
(as  described  below).  This  payment  is fixed as  0.50%  and is not  based on expenses  incurred  by the  distributor.  During the fiscal year ended March 31,
2005, the aggregate amount of fees paid under the Advisor Class Plan was:

Ginnie Mae                                  $313,456

Government Agency Money Market              $14,886

Government Bond                             $230,126(1)

Inflation-Adjusted Bond                     $892,808(2)

Short-Term Government                       $239,866(3)

(1)  INCLUDES A FEE REIMBURSEMENT OF $93 FOR DISTRIBUTION SERVICES.

(2)  INCLUDES A FEE REIMBURSEMENT OF $68 FOR DISTRIBUTION SERVICES.

(3)  INCLUDES A FEE REIMBURSEMENT OF $13 FOR DISTRIBUTION SERVICES.

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for the services  described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to,

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and placing purchase, exchange and redemption orders with the distributor;

(b)  providing  investors  with a  service  that  invests  the  assets  of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund  on  behalf  of  investors  and assisting investors in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for investors and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding  investor  communications  from the funds (such as proxies,  shareholder  reports,  annual and semiannual financial statements and  dividend,  distribution  and tax  notices) to  investors  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the  fiscal  year ended  March 31,  2005,  the amount of fees paid by the funds under the Advisor Class Plan for shareholder services was:

Ginnie Mae                          $156,728

Government Agency Money Market      $7,433

Government Bond                     $115,063

Inflation-Adjusted Bond             $446,404

Short-Term Government               $119,933

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include, but are not limited to,

(a)  the payment of sales commissions, ongoing commissions and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering   correspondence   from  prospective   investors,
     including distributing  prospectuses,  statements of additional information and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the  fiscal  year ended  March 31,  2005,  the amount of fees paid by the funds under the Advisor Class Plan for distribution services was:

Ginnie Mae                          $156,728

Government Agency Money Market      $7,433

Government Bond                     $115,063(1)

Inflation-Adjusted Bond             $446,404(2)

Short-Term Government               $119,933(3)

(1)  INCLUDES A FEE REIMBURSEMENT OF $93 FOR DISTRIBUTION SERVICES.

(2)  INCLUDES A FEE REIMBURSEMENT OF $68 FOR DISTRIBUTION SERVICES.

(3)  INCLUDES A FEE REIMBURSEMENT OF $13 FOR DISTRIBUTION SERVICES.

MASTER DISTRIBUTION AND INDIVIDUAL SHAREHOLDER SERVICES PLAN (C CLASS PLAN)

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  ongoing individual  shareholder  and  administrative  services (as described  below) and
0.75% of which is paid for distribution  services,  including past  distribution services (as described  below).  This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.  During the fiscal year ended March 31,
2005, the aggregate amount of fees paid by the funds under the C Class Plan was:

Ginnie Mae    $114,212

The distributor  then makes these payments to the financial  intermediaries  who offer the C Class  shares for the  services as  described  below.  No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include, but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

SALES CHARGES

The sales  charges  applicable  to the C Class of the funds are described in the prospectuses  in the section  titled  CALCULATION  OF CONTINGENT  DEFERRED SALES
CHARGE (CDSC).  Shares of the C Class are subject to a contingent deferred sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges  and when they  apply are  described  in the  relevant  prospectus.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectus.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

The aggregate  contingent deferred sales charges paid to the Distributor for the
C Class  shares in the fiscal  year ended  March 31,  2005,  were:  Ginnie  Mae,
$2,471.

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell C Class  shares of the funds at the time of such sales.
Payments  will equal 1.00% of the  purchase  price of the C Class shares sold by the  intermediary.  The distributor will retain the distribution fee paid by the funds for the  first 12  months  after the  shares  are  purchased.  This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will make the C Class  distribution and individual  shareholder  services fee payments  described above to the financial intermediaries involved on a quarterly basis.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING, SELLING AND EXCHANGING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each  fund's net asset value  (NAV) per share is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday  schedule at any time.  The advisor  typically  completes its trading on behalf of each fund in various  markets before the Exchange  closes for the day.
Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

MONEY MARKET FUNDS

Securities  held by the money market funds are valued at  amortized  cost.  This method  involves  valuing an  instrument at its cost and  thereafter  assuming a constant amortization to maturity of any discount or premium paid at the time of purchase.  Although this method  provides  certainty in valuation,  it generally disregards the effect of fluctuating  interest rates on an  instrument's  market value.  Consequently,  the  instrument's  amortized  cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds'
yields. During periods of declining interest rates, for example, the daily yield on fund  shares  computed as  described  above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

The money market funds  operate  pursuant to  Investment  Company Act Rule 2a-7, which permits valuation of portfolio  securities on the basis of amortized cost.
As required by the Rule, the Board of Trustees has adopted  procedures  designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00.  While the day-to-day  operation  of the  money  market  funds  has been  delegated  to the portfolio managers, the quality requirements established by the procedures limit investments  to certain  instruments  that the Board of Trustees has  determined present  minimal credit risks and that have been rated in one of the two highest rating  categories  as  determined by a rating agency or, in the case of unrated securities,  of comparable  quality.  The procedures require review of the money market funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset values  calculated  by  using  available  market  quotations  deviate  from  the per-share  value based on amortized  cost.  The  procedures  also  prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions  the  advisor  and the  Board  of  Trustees  may  consider  under  these circumstances  include (i) selling portfolio securities prior to maturity,  (ii)
withholding  dividends  or  distributions  from  capital,  (iii)  authorizing  a one-time  dividend  adjustment,  (iv) discounting share purchases and initiating redemptions  in kind,  or (v) valuing  portfolio  securities at market price for purposes of calculating NAV.

NON-MONEY MARKET FUNDS

Securities  held by the  non-money  market funds  normally are priced using data provided  by an  independent  pricing  service,  provided  that such  prices are believed  by  the  advisor  to  reflect  the  fair  market  value  of  portfolio securities.

In  valuing  securities,  the  pricing  services  generally  take  into  account institutional trading activity, trading in similar groups of securities, and any developments  related to specific  securities.  The methods  used by the pricing service and the valuations so established  are reviewed by the advisor under the general  supervision  of the Board of  Trustees.  There are a number of  pricing services available, and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing  services or discontinue the use of any pricing service in whole or in part.

Securities  not priced by a pricing  service are valued at the mean  between the most recently quoted bid and ask prices provided by broker-dealers.

Debt  securities  maturing within 60 days of the valuation date may be valued at cost,  plus or minus any  amortized  discount  or premium,  unless the  trustees determine  that this would not  result in fair  valuation  of a given  security.
Other assets and securities for which  quotations are not readily  available are valued in good faith at their fair value using methods  approved by the Board of
Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from  federal and state  income  taxes to the extent that it distributes  substantially  all of its net investment  income and net realized capital gains (if any) to investors.  If a fund fails to qualify as a  regulated  investment  company,  it will be liable for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat  distributions  received  from the funds in the same  manner in which they were realized by the funds.

Certain  bonds  purchased  by the  funds  may be  treated  as  bonds  that  were originally issued at a discount. Original issue discount represents interest for federal  income tax  purposes  and  generally  can be defined as the  difference between the price at which a security was issued and its stated redemption price at maturity.  Although no cash is actually received by a fund until the maturity of the bond,  original issue discount is treated for federal income tax purposes as income  earned by a fund over the term of the bond,  and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund  generally  is  determined  on the basis of a  constant yield to maturity that takes into account the semiannual  compounding of accrued interest.

In addition,  some of the bonds may be  purchased  by a fund at a discount  that exceeds the  original  issue  discount on such bonds,  if any.  This  additional discount  represents  market discount for federal income tax purposes.  The gain realized on the disposition of any bond having market discount generally will be treated as taxable  ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is  attributable).  Generally,  market  discount accrues  on a  daily  basis  for  each  day the  bond is held by a fund.  Market discount is calculated on a  straight-line  basis over the time remaining to the bond's  maturity.  In the case of any debt security having a fixed maturity date of not more  than  one  year  from its  date of  issue,  the  gain  realized  on disposition  generally  will be treated as short-term  capital gain. In general, any gain  realized  on  disposition  of a  security  held  less than one year is treated as short-term capital gain.

As of March 31,  2005,  the funds in the table below had the  following  capital loss  carryovers.  When a fund has a capital  loss  carryover,  it does not make capital gains distributions until the loss has been offset or expired.

FUND                                        CAPITAL LOSS CARRYOVER

Capital Preservation                        $

Ginnie Mae                                  $

Government Agency Money Market              $

Short-Term Government                       $

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum  required holding period with respect to your shares of the fund, in which case they are taxed as  long-term  capital  gains.  Qualified  dividend income  is a  dividend  received  by the fund from the  stock of a  domestic  or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying  shares are held at least 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Distributions from gains on assets held by a fund longer  than 12 months are taxable as  long-term  gains regardless  of the length of time you have held your shares in the fund.  If you purchase  shares in a fund and sell them at a loss within six months,  your loss on the sale of those  shares will be treated as a long-term  capital loss to the extent of any long-term capital gains dividend you received on those shares.

STATE AND LOCAL TAXES

Distributions  also may be  subject to state and local  taxes,  even if all or a substantial  part of these  distributions  are  derived  from  interest  on U.S.
government  obligations  which,  if you received them directly,  would be exempt from state income tax. However, most but not all states allow this tax exemption to pass  through  to fund  shareholders  when a fund pays  distributions  to its shareholders.  You should consult your tax advisor about the tax status of these distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The  financial  statements  have been  audited  by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting  firm.  Their Report of  Independent
Registered Public Accoutnting Firm and the financial  statements included in the funds' Annual Reports for the fiscal year ended March 31, 2005, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As  described  in the  prospectuses,  the  funds  will  invest  in  fixed-income securities.  Those investments,  however,  are subject to certain credit quality restrictions,  as noted in the  prospectuses.  The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

AAA            This is the highest rating assigned by S&P to a debt  obligation.
               It  indicates an  extremely  strong  capacity to pay interest and repay principal.

AA             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A              Debt  rated A has a strong  capacity  to pay  interest  and repay principal,  although  it is  somewhat  more  susceptible  to  the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

BBB            Debt rated in this  category  is  regarded  as having an adequate capacity to pay interest and repay  principal.  While it normally
               exhibits  adequate   protection   parameters,   adverse  economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated  categories.  Debt rated below
               BBB   is    regarded    as   having    significant    speculative
               characteristics.

BB             Debt rated in this category has less near-term  vulnerability  to default than other speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business, financial, or economic  conditions that could lead to inadequate capacity to meet timely interest and principal  payments.  The BB rating also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB rating.

B              Debt rated in this category is more vulnerable to nonpayment than obligations  rated `BB',  but  currently  has the capacity to pay interest and repay principal.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC            Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions  to meet timely  payment of interest and  repayment of principal.  In the  event  of  adverse  business,  financial,  or economic conditions, it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.

CC             Debt rated in this  category is currently  highly  vulnerable  to
               nonpayment.   This  rating  category  is  also  applied  to  debt
               subordinated to senior debt that is assigned an actual or implied
               CCC rating.

C              The rating C typically is applied to debt  subordinated to senior debt,  and  is  currently  highly  vulnerable  to  nonpayment  of interest  and  principal.  This  rating  may be used  to  cover a situation  where a bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.

D              Debt rated in this  category is in  default.  This rating is used when interest  payments or principal  repayments  are not made on the date due even if the applicable grace period has not expired, unless S&P believes  that such  payments will be made during such grace  period.  It  also  will  be  used  upon  the  filing  of a bankruptcy  petition  or the  taking of a similar  action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa            This  is  the  highest  rating  assigned  by  Moody's  to a  debt obligation.  It  indicates an  extremely  strong  capacity to pay interest and repay principal.

Aa             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues  only  in a small  degree.  Together  with  Aaa  debt,  it comprises what are generally known as high-grade bonds.

A              Debt rated in this category  possesses many favorable  investment attributes  and is to be considered as  upper-medium-grade  debt.
               Although  capacity  to  pay  interest  and  repay  principal  are considered  adequate,  it is  somewhat  more  susceptible  to the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

Baa            Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay principal.
               While  it  normally  exhibits  adequate  protection   parameters,
               adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest and repay
               principal  for  debt  in  this  category  than  in   higher-rated
               categories.   Debt  rated   below  Baa  is   regarded  as  having
               significant speculative characteristics.

Ba             Debt rated Ba has less  near-term  vulnerability  to default than
               other  speculative  issues.   However,  it  faces  major  ongoing
               uncertainties  or  exposure  to adverse  business,  financial  or economic  conditions  that could lead to  inadequate  capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B              Debt  rated  B  has  a  greater  vulnerability  to  default,  but
               currently  has  the  capacity  to  meet  financial   commitments.
               Assurance of interest and principal payments or of maintenance of other terms of the  contract  over any long period of time may be small.  The B rating category is also used for debt  subordinated to senior  debt that is  assigned  an actual or implied Ba or Ba3 rating.

Caa            Debt rated Caa is of poor standing,  has a currently identifiable
               vulnerability  to  default,   and  is  dependent  upon  favorable
               business,  financial  and  economic  conditions  to  meet  timely payment of interest and repayment of  principal.  In the event of adverse  business,  financial or economic  conditions,  it is not likely to have the capacity to pay interest and repay  principal.
               Such issues may be in default or there may be present elements of danger with respect to  principal or interest.  The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implied B or B3 rating.

Ca             Debt  rated  in this  category  represent  obligations  that  are speculative  in a high  degree.  Such debt is often in default or has other marked shortcomings.

C             This is the lowest rating  assigned by Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.

FITCH, INC.

AAA            Debt rated in this category has the lowest  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA             Debt rated in this category has a very low  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is very  strong  and not  significantly  vulnerable  to  foreseeable events.

A              Debt rated in this category has a low expectation of credit risk.
               Capacity for timely  payment of financial  commitments is strong, but may be more  vulnerable  to  changes in  circumstances  or in economic conditions than debt rated in higher categories.

BBB             Debt rated in this category  currently has a low  expectation  of credit  risk and an  adequate  capacity  for  timely  payment  of financial commitments.  However, adverse changes in circumstances and in  economic  conditions  are  more  likely  to  impair  this capacity. This is the lowest investment grade category.

BB             Debt  rated in this  category  has a  possibility  of  developing credit  risk,  particularly  as the  result of  adverse  economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

FITCH, INC.

B              Debt rated in this category has  significant  credit risk,  but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued  debt service  payments is contingent upon a sustained,  favorable  business and economic environment.

CCC, CC, C

               Debt  rated  in  these  categories  has a  real  possibility  for default.  Capacity  for  meeting  financial  commitments  depends
               solely   upon   sustained,   favorable   business   or   economic
               developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D     The ratings of  obligations  in this  category are based on their
               prospects   for   achieving   partial  or  full   recovery  in  a
               reorganization  or  liquidation  of the obligor.  While  expected recovery  values are highly  speculative  and cannot be estimated with any precision,  the following  serve as general  guidelines.
               'DDD' obligations have the highest potential for recovery, around
               90%-100%  of  outstanding  amounts  and  accrued  interest.  'DD'
               indicates  potential  recoveries  in the range of 50%-90% and 'D'
               the lowest recovery potential, i.e., below 50%.

               Entities  rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for  resumption of  performance  or continued  operation  with or without a formal reorganization process.  Entities rated 'DD' and
               'D'  are  generally   undergoing  a  formal   reorganization   or
               liquidation  process;  those  rated  'DD' are likely to satisfy a higher portion of their outstanding  obligations,  while entities rated 'D' have a poor prospect of repaying all obligations.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS

S&P  MOODY'S     DESCRIPTION

A-1   Prime-1    This indicates that the degree of safety regarding timely
      (P-1)      payment is strong. Standard & Poor's rates those issues
                 determined to possess extremely strong safety characteristics as A-1+.
A-2   Prime-2    Capacity for timely payment on commercial paper is
      (P-2)      satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation.
                 Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate
                 liquidity is maintained.

A-3   Prime-3    This indicates satisfactory capacity for timely repayment.
      (P-3)      Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations
                 carrying the higher designations.

NOTE RATINGS

S&P        MOODY'S            DESCRIPTION

SP-1      MIG-1; VMIG-1       Notes are of the highest  quality  enjoying strong
                              protection  from  established  cash flows of funds
                              for  their  servicing  or  from   established  and
                              broad-based  access to the market for refinancing,
                              or both.

SP-2       MIG-2; VMIG-2      Notes  are  of  high   quality   with  margins  of
                              protection ample,  although not so large as in the
                              preceding group.

SP-3       MIG-3; VMIG-3      Notes are of  favorable  quality with all security
                              elements accounted for, but lacking the undeniable
                              strength of the  preceding  grades.  Market access
                              for  refinancing,  in particular,  is likely to be
                              less well-established.

SP-4       MIG-4; VMIG-4      Notes are of adequate  quality,  carrying specific
                              risk but having  protection  and not distinctly or
                              predominantly speculative.

NOTES

MORE  INFORMATION  ABOUT  THE  FUNDS  IS  CONTAINED  IN THE  FUNDS'  ANNUAL  AND
SEMIANNUAL REPORTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can  receive a free copy of the annual and  semiannual  reports  and ask any questions  about the funds and your accounts by contacting  American  Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

     o    a bank

     o    a broker-dealer

     o    an insurance company

     o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      o EDGAR database at sec.gov
                     o By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

Investment Company Act File No. 811-4363

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                               INVESTOR RELATIONS
                         1-800-345-2021 or 816-531-5575

                           AUTOMATED INFORMATION LINE
                                 1-800-345-8765

                              AMERICANCENTURY.COM

                                      FAX
                                  816-340-7962

                     TELECOMMUNICATIONS DEVICE FOR THE DEAF
                         1-800-634-4113 or 816-444-3485

                          BUSINESS, NOT-FOR-PROFIT AND
                      EMPLOYER-SPONSORED RETIREMENT PLANS
                                 1-800-345-3533

SH-SAI-43691  0507

AMERICAN CENTURY GOVERNMENT INCOME TRUST

PART C    OTHER INFORMATION

Item 23.  Exhibits

          (a)  Amended  and  Restated  Agreement  and  Declaration  of  Trust of
American  Century   Government  Income  Trust,   dated  March  26,  2004  (filed
electronically  as  Exhibit  a  to  Post-Effective   Amendment  No.  49  to  the
Registration Statement of the Registrant on July 29, 2004, File No. 2-99222, and
incorporated herein by reference).

          (b) Amended and Restated  Bylaws,  dated August 26, 2004, are included herein.

          (c) Registrant hereby  incorporates by reference,  as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust,  appearing as Exhibit a herein and Article II, Article VII, Article VIII, and Article IX of
Registrant's Amended and Restated Bylaws, incorporated herein by reference.

          (d) Amended and Restated  Management  Agreement with American  Century
Investment Management, Inc., dated as of August 1, 2004 (filed electronically as
Exhibit d to  Post-Effective  Amendment No. 49 to the Registration  Statement of
the Registrant on July 29, 2004, File No. 2-99222,  and  incorporated  herein by reference).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc., dated May 1, 2005 (filed electronically as Exhibit e1 to  Post-Effective  Amendment No. 38 to the  Registration  Statement of American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

          (2) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (f)  Not applicable.

     (g) (1) Master  Agreement with Commerce Bank N.A.,  dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of the Registrant on February 7, 1997, File
No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4)  Amendment  No. 2 to the Global  Custody  Agreement  with JPMorgan
Chase  Bank,  dated as of May 1, 2004  (filed  electronically  as  Exhibit g4 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment No. 33 to the Registration Statement of the Registrant
on July 31, 1997, File No. 2-99222, and incorporated herein by reference).

          (2) Amendment to the Transfer Agency  Agreement with American  Century
Services  Corporation,  dated March 9, 1998 (filed electronically as Exhibit B9b to  Post-Effective  Amendment No. 23 to the  Registration  Statement of American
Century  Municipal Trust on March 26, 1998, File No. 2-91229,  and  incorporated herein by reference).

          (3) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit 9b to Post-Effective  Amendment No. 23 to the Registration  Statement of
American Century  Quantitative Equity Funds on June 29, 1998, File No. 33-19589,
and incorporated herein by reference).

          (4) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (5) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated August 1, 2001,  (filed  electronically as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
the Registrant on July 30, 2001, File No. 2-99222,  and  incorporated  herein by reference).

          (6) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (7) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (8) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

          (9) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc. on December 23, 2002,  File No.
333-46922, and incorporated herein by reference).

          (10)  Amendment No. 8 to the Transfer  Agency  Agreement with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (11)  Amendment No. 9 to the Transfer  Agency  Agreement with American
Century Services,  LLC, dated May 1, 2005 (filed electronically as Exhibit h9 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

          (12) Amendment No. 10 to the Transfer  Agency  Agreement with American
Century Services, LLC (to be filed by amendment).

          (13) Credit  Agreement  with JPMorgan  Chase Bank,  as  Administrative
Agent,  dated as of December  17, 2003  (filed  electronically  as Exhibit h9 to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (14) Termination,  Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (15) Customer  Identification  Program Reliance Agreement dated August
26, 2004 (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to
the Registration Statement of American Century Asset Allocation Portfolios, Inc.
on  September  1,  2004,  File  No.  333-116351,   and  incorporated  herein  by
reference).

     (i)  Opinion   and   Consent  of  Counsel,   dated  July  29,  2004  (filed
electronically  as  Exhibit  i  to  Post-Effective   Amendment  No.  49  to  the
Registration Statement of the Registrant on July 29, 2004, File No. 2-99222, and
incorporated herein by reference).

     (j)  (1)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered accounting  firm,  dated July 26,  2004  (filed  electronically  as Exhibit j to
Post-Effective  Amendment No. 49 to the Registration Statement of the Registrant
on July 29, 2004, File No. 2-99222, and incorporated herein by reference).

          (2)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered accounting firm (to be filed by amendment).

          (3) Power of Attorney, dated December 9, 2004 (filed electronically as
Exhibit j2 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American  California Tax-Free and Municipal Funds on December 29, 2004, File No.
2-82734, and incorporated herein by reference).

          (4) Power of Attorney,  dated March 1, 2005 (filed  electronically  as
Exhibit j3 to Post-Effective  Amendment No. 25 to the Registration  Statement of
American  Century  Investment  Trust on March 9, 2005,  File No.  33-65170,  and
incorporated herein by reference).

          (5) Power of Attorney,  dated March 1, 2005 (filed  electronically  as
Exhibit j4 to Post-Effective  Amendment No. 25 to the Registration  Statement of
American  Century  Investment  Trust on March 9, 2005,  File No.  33-65170,  and
incorporated herein by reference).

          (6)   Secretary's   Certificate,   dated   December  10,  2004  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (7) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j6 to Post-Effective  Amendment No. 25 to the Registration  Statement
of American Century  Investment  Trust on March 9, 2005, File No. 33-65170,  and
incorporated herein by reference).

          (8) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j7 to Post-Effective  Amendment No. 25 to the Registration  Statement
of American Century  Investment  Trust on March 9, 2005, File No. 33-65170,  and
incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated  August 1, 1997  (filed  electronically  as Exhibit  m1 to  Post-Effective
Amendment  No. 32 to the  Registration  Statement  of  American  Century  Target
Maturities Trust on January 31, 2000, File No. 2-94608,  and incorporated herein by reference).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

          (3)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2001 (filed  electronically  as
Exhibit m3 to Post-Effective  Amendment No. 44 to the Registration  Statement of
the Registrant on July 31, 2001, File No. 2-99222,  and  incorporated  herein by reference).

          (4)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m4 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (5)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated July 1, 2002 (filed  electronically  as
Exhibit m5 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American Century Target  Maturities Trust on January 31, 2003, File No. 2-94608,
and incorporated herein by reference).

          (6) Amendment No. 4 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class),  dated May 1, 2004 (filed  electronically as Exhibit m6 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (7) Amendment No. 5 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class) (to be filed by amendment).

          (8) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

          (9)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of the Registrant on July 31, 2001, File No. 2-99222, and incorporated herein by reference).

          (10)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (11)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (12)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229, and incorporated herein by reference).

          (13)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective  Amendment No. 40 to the Registration  Statement
of American Century Municipal Trust on February 26, 2004, File No. 2-91229,  and
incorporated herein by reference).

          (14)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (15)  Amendment  No.  7 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2005 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 38 to the Registration Statement of
American  Century  Quantitative  Equity  Funds,  Inc. on May 13, 2005,  File No.
33-19589, and incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan dated  September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class Plan
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class Plan
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4)  Amendment No. 3 to the Amended and Restated  Multiple  Class Plan
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (5)  Amendment No. 4 to the Amended and Restated  Multiple  Class Plan
dated as of May 1, 2004 (filed  electronically  as Exhibit n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated as of August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust  on  July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,  and incorporated herein by reference).

          (10)  Amendment No. 9 to the Amended and Restated  Multiple Class Plan
(to be filed by amendment).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

Item 24.  Persons Controlled by or Under Common Control with Registrant

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25.  Indemnification

As stated in Article VII,  Section 3 of the Amended and Restated  Agreement  and
Declaration  of Trust,  incorporated  herein by  reference  to  Exhibit a to the
Registration  Statement,  "The  Trustees  shall be entitled and empowered to the fullest  extent  permitted  by law to purchase  insurance  for and to provide by resolution  or in the  Bylaws  for  indemnification  out  of  Trust  assets  for liability  and for all  expenses  reasonably  incurred or paid or expected to be paid by a Trustee or officer in  connection  with any claim,  action,  suit,  or proceeding in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust. The provisions,  including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of the Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the Registrant's Amended and Restated Bylaws, appearing as Exhibit
b herein.

The  Registrant  has  purchased  an insurance  policy  insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor

None.

Item 27.  Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal         Positions and Offices           Positions and Offices
Business Address*          with Underwriter                with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.      Director                        none

James E. Stowers III       Chairman and Director           none

William M. Lyons           President, Chief Executive      President and
                           Officer and Director            Trustee

Robert T. Jackson          Executive Vice President,       Executive Vice
                           Chief Financial Officer         President
                           and Chief Accounting Officer

Donna Byers                Senior Vice President           none

Brian Jeter                Senior Vice President           none

Mark Killen                Senior Vice President           none

David Larrabee             Senior Vice President           none

Barry Mayhew               Senior Vice President           none

David C. Tucker            Senior Vice President           Senior Vice
                           and General Counsel             President and
                                                           General Counsel

Clifford Brandt            Chief Compliance Officer        none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession  of  American  Century  Government  Income  Trust,  American  Century
Services, LLC and American Century Investment  Management,  Inc., all located at
4500 Main Street, Kansas City, Missouri 64111.

Item 29. Management Services -- Not applicable.

Item 30. Undertakings -- Not applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement amendment to be signed on its behalf by the undersigned, duly authorized, in the
City of Kansas City, State of Missouri on the 16th day of May, 2005.

                            AMERICAN CENTURY GOVERNMENT INCOME TRUST

                            By: /*/ William M. Lyons
                                -----------------------------------------
                                William M. Lyons
                                President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                               DATE
---------                     -----                               ----

*William M. Lyons             President, Trustee and           May 16, 2005
--------------------------    Principal Executive Officer
William M. Lyons

*Maryanne Roepke              Senior Vice President,           May 16, 2005
--------------------------    Treasurer and Chief
Maryanne Roepke               Accounting Officer

*Antonio Canova               Trustee                          May 16, 2005
--------------------------
Antonio Canova

*Albert Eisenstat             Trustee                          May 16, 2005
--------------------------
Albert Eisenstat

*John Freidenrich             Trustee                          May 16, 2005
--------------------------
John Freidenrich

*Ronald J. Gilson             Chairman of the Board            May 16, 2005
--------------------------    and Trustee
Ronald J. Gilson

*Kathryn A. Hall              Trustee                          May 16, 2005
--------------------------
Kathryn A. Hall

*Myron S. Scholes             Trustee                          May 16, 2005
--------------------------
Myron S. Scholes

*Kenneth E. Scott             Trustee                          May 16, 2005
--------------------------
Kenneth E. Scott

*John B. Shoven               Trustee                          May 16, 2005
--------------------------
John B. Shoven

*Jeanne D. Wohlers            Trustee                          May 16, 2005
--------------------------
Jeanne D. Wohlers

*By:  /s/ Brian L. Brogan
      -------------------------------------------
      Brian L. Brogan
      Attorney in Fact
      (pursuant to Powers of Attorney
      dated December 9, 2004
      and March 1, 2005)